UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund

PIMCO Canada Bond Index Exchange-Traded Fund

PIMCO Germany Bond Index Exchange-Traded Fund

PIMCO Build America Bond Exchange-Traded Fund

PIMCO Diversified Income Exchange-Traded Fund

PIMCO Enhanced Short Maturity Exchange-Traded Fund

PIMCO Foreign Currency Strategy Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

PIMCO Low Duration Exchange-Traded Fund

PIMCO Short Term Municipal Bond Exchange-Traded Fund

PIMCO Total Return Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Bonds
7.250% due 05/15/2016	$1,880	$2,149
U.S. Treasury Notes
0.125% due 04/30/2015	1,715	1,715
0.250% due 03/31/2015	1,715	1,717
0.250% due 05/15/2015	4,440	4,445
0.250% due 05/31/2015	1,820	1,822
0.250% due 07/15/2015	4,160	4,164
0.250% due 08/15/2015	7,380	7,386
0.250% due 09/30/2015	1,565	1,566
0.250% due 10/15/2015	8,000	8,001
0.250% due 10/31/2015	1,650	1,650
0.250% due 11/30/2015	1,000	999
0.250% due 12/15/2015	4,000	3,996
0.250% due 02/29/2016	3,000	2,992
0.250% due 04/15/2016	980	976
0.375% due 04/15/2015	6,660	6,676
0.375% due 06/15/2015	3,000	3,008
0.375% due 11/15/2015	2,000	2,003
0.375% due 03/15/2016	1,380	1,379
0.500% due 06/15/2016	4,610	4,608
0.625% due 07/15/2016	2,670	2,674
0.625% due 08/15/2016	2,670	2,671
0.625% due 10/15/2016	2,500	2,496
0.625% due 11/15/2016	5,405	5,391
0.625% due 02/15/2017	2,000	1,988
0.750% due 03/15/2017	1,900	1,893
0.875% due 09/15/2016	3,245	3,264
0.875% due 11/30/2016	5,000	5,018
0.875% due 12/31/2016	5,080	5,093
0.875% due 01/31/2017	5,000	5,007
1.000% due 09/30/2016	1,650	1,664
1.750% due 05/31/2016	2,820	2,896
2.000% due 01/31/2016	3,175	3,270
2.000% due 04/30/2016	2,820	2,910
2.125% due 02/29/2016	1,840	1,901
2.375% due 03/31/2016	3,480	3,616
2.625% due 02/29/2016	920	959
3.000% due 08/31/2016	1,000	1,057
3.250% due 07/31/2016	3,110	3,304
4.500% due 02/15/2016	3,175	3,421

Total U.S. Treasury Obligations (Cost $121,711)		121,745

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		239

Total Short-Term Instruments (Cost $239)		239

Total Investments in Securities (Cost $121,950)		121,984

Total Investments 99.9% (Cost $121,950)		$121,984
Other Assets and Liabilities, net 0.1%		181

Net Assets 100.0%		$122,165

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$239	Freddie Mac 2.080% due 10/17/2022	$(247)	$239	$239

Total Repurchase Agreements						$(247)	$239	$239

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$121,745	$0	$121,745
Short-Term Instruments
Repurchase Agreements	0	239	0	239

Total Investments	$0	$121,984	$0	$121,984

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
8.750% due 08/15/2020	$285	$399
U.S. Treasury Notes
0.500% due 07/31/2017	200	196
0.625% due 05/31/2017	250	247
0.625% due 08/31/2017	600	590
0.625% due 11/30/2017	1,250	1,223
0.750% due 02/28/2018	220	215
0.875% due 07/31/2019	250	238
1.000% due 06/30/2019	125	120
1.000% due 09/30/2019	160	152
1.000% due 11/30/2019	410	389
1.125% due 05/31/2019	75	73
1.125% due 03/31/2020	220	208
1.125% due 04/30/2020	360	340
1.250% due 10/31/2018	325	320
1.250% due 01/31/2019	638	625
1.250% due 04/30/2019	250	244
1.250% due 02/29/2020	160	153
1.375% due 11/30/2018	184	182
1.375% due 12/31/2018	310	306
1.375% due 01/31/2020	190	183
1.375% due 05/31/2020	220	211
1.500% due 08/31/2018	171	171
1.500% due 03/31/2019	875	865
1.750% due 10/31/2018	474	477
1.750% due 10/31/2020	695	675
1.875% due 06/30/2020	160	158
2.000% due 09/30/2020	230	227
2.250% due 07/31/2018	323	333
2.375% due 05/31/2018	287	298
2.375% due 06/30/2018	183	190
2.375% due 12/31/2020	375	378
2.500% due 06/30/2017	461	483
2.625% due 04/30/2018	375	394
2.625% due 08/15/2020	385	396
2.750% due 02/28/2018	190	200
3.125% due 04/30/2017	659	703
3.250% due 03/31/2017	230	246
3.375% due 11/15/2019	190	205

Total U.S. Treasury Obligations (Cost $13,179)		13,013

Total Investments in Securities (Cost $13,179)		13,013

Total Investments 99.1% (Cost $13,179)		$13,013
Other Assets and Liabilities, net 0.9%		119

Net Assets 100.0%		$13,132

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$13,013	$0	$13,013

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
U.S. TREASURY OBLIGATIONS 99.0%
U.S. Treasury Bonds
5.250% due 11/15/2028	$1,690	$2,113
5.500% due 08/15/2028	1,130	1,445
6.000% due 02/15/2026	3,150	4,143
6.250% due 08/15/2023	3,188	4,163
6.375% due 08/15/2027	2,715	3,726
8.125% due 08/15/2021	5,340	7,459
U.S. Treasury Notes
1.625% due 11/15/2022	15,080	13,959
1.750% due 05/15/2022	1,405	1,326
1.750% due 05/15/2023	1,500	1,390
2.000% due 11/15/2021	7,210	6,997
2.000% due 02/15/2022	4,775	4,618
2.000% due 02/15/2023	7,500	7,134
2.125% due 08/15/2021	7,490	7,363
2.750% due 11/15/2023	4,670	4,692
2.750% due 02/15/2024	5,370	5,383

Total U.S. Treasury Obligations (Cost $76,787)		75,911

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		257

Total Short-Term Instruments (Cost $257)		257

Total Investments in Securities (Cost $77,044)		76,168

Total Investments 99.3% (Cost $77,044)		$76,168
Other Assets and Liabilities, net 0.7%		554

Net Assets 100.0%		$76,722

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$257	Fannie Mae 2.260% due 10/17/2022	$(267)	$257	$257

Total Repurchase Agreements						$(267)	$257	$257

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$75,911	$0	$75,911
Short-Term Instruments
Repurchase Agreements	0	257	0	257

Total Investments	$0	$76,168	$0	$76,168

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips
0.000% due 05/15/2039	$10,690	$4,296
0.000% due 08/15/2039	10,270	4,094
0.000% due 11/15/2039	10,870	4,286
0.000% due 02/15/2040	10,165	3,973
0.000% due 05/15/2040	10,385	4,013
0.000% due 08/15/2040	10,630	4,057
0.000% due 11/15/2040	10,340	3,913
0.000% due 02/15/2041	11,090	4,170
0.000% due 05/15/2041	9,940	3,693
0.000% due 08/15/2041	11,090	4,058
0.000% due 11/15/2041	9,940	3,587
0.000% due 02/15/2042	11,090	3,956
0.000% due 05/15/2042	9,440	3,332
0.000% due 08/15/2042	11,205	3,905
0.000% due 11/15/2042	10,240	3,527
0.000% due 02/15/2043	10,510	3,583
0.000% due 05/15/2043	10,555	3,560
0.000% due 08/15/2043	10,725	3,580
0.000% due 11/15/2043	10,230	3,383
0.000% due 02/15/2044	10,650	3,495

Total U.S. Treasury Obligations (Cost $83,590)		76,461

Total Investments in Securities (Cost $83,590)		76,461

Total Investments 100.0% (Cost $83,590)		$76,461
Other Assets and Liabilities, net 0.0%		(3)

Net Assets 100.0%		$76,458

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$76,461	$0	$76,461

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$168,630	$173,313
0.125% due 04/15/2017	181,477	186,744
0.125% due 04/15/2018	193,866	198,486
0.500% due 04/15/2015	89,243	91,118
1.375% due 07/15/2018	66,563	72,289
1.625% due 01/15/2018	79,858	86,755
1.875% due 07/15/2015	81,073	85,057
2.000% due 01/15/2016	80,033	84,982
2.125% due 01/15/2019	60,754	67,912
2.375% due 01/15/2017	81,838	89,690
2.500% due 07/15/2016	81,073	88,503
2.625% due 07/15/2017	62,677	70,232

Total U.S. Treasury Obligations (Cost $1,298,314)		1,295,081

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		3,600

Total Short-Term Instruments (Cost $3,600)		3,600

Total Investments in Securities (Cost $1,301,914)		1,298,681

Total Investments 99.9% (Cost $1,301,914)		$1,298,681
Other Assets and Liabilities, net 0.1%		1,477

Net Assets 100.0%		$1,300,158

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$3,600	Fannie Mae 2.260% due 10/17/2022	$(3,675)	$3,600	$3,600

Total Repurchase Agreements						$(3,675)	$3,600	$3,600

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,295,081	$0	$1,295,081
Short-Term Instruments
Repurchase Agreements	0	3,600	0	3,600

Total Investments	$0	$1,298,681	$0	$1,298,681

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$11,643	$9,767
0.750% due 02/15/2042	10,839	9,464
1.375% due 02/15/2044	3,362	3,437
2.125% due 02/15/2040	7,353	8,818
2.125% due 02/15/2041	11,820	14,219
3.375% due 04/15/2032	3,033	4,196
3.875% due 04/15/2029	12,648	17,870

Total U.S. Treasury Obligations (Cost $78,646)		67,771

Total Investments in Securities (Cost $78,646)		67,771

Total Investments 99.5% (Cost $78,646)		$67,771
Other Assets and Liabilities, net 0.5%		358

Net Assets 100.0%		$68,129

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$67,771	$0	$67,771

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
U.S. TREASURY OBLIGATIONS 97.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$1,771	$1,737
0.125% due 07/15/2022	1,932	1,894
0.125% due 01/15/2023	1,636	1,584
0.375% due 07/15/2023	1,769	1,751
0.625% due 07/15/2021	1,691	1,743
0.625% due 01/15/2024	1,403	1,409
0.625% due 02/15/2043	1,089	913
0.750% due 02/15/2042	1,778	1,553
1.125% due 01/15/2021	2,962	3,146
1.375% due 01/15/2020	3,258	3,524
1.625% due 01/15/2018	3,977	4,320
1.750% due 01/15/2028	1,772	1,965
1.875% due 07/15/2019	2,265	2,524
2.000% due 01/15/2016	1,508	1,602
2.000% due 01/15/2026	1,889	2,154
2.125% due 02/15/2040	834	1,000
2.125% due 02/15/2041	1,482	1,783
2.375% due 01/15/2017	2,528	2,771
2.375% due 01/15/2025	2,109	2,487
2.500% due 07/15/2016	4,445	4,852
2.500% due 01/15/2029	3,076	3,739

Total U.S. Treasury Obligations (Cost $50,869)		48,451

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (b) 2.0%		967

Total Short-Term Instruments (Cost $967)		967

Total Investments in Securities (Cost $51,836)		49,418

Total Investments 99.7% (Cost $51,836)		$49,418
Other Assets and Liabilities, net 0.3%		127

Net Assets 100.0%		$49,545

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$967	Freddie Mac 2.080% due 10/17/2022	$(987)	$967	$967

Total Repurchase Agreements						$(987)	$967	$967

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$48,451	$0	$48,451
Short-Term Instruments
Repurchase Agreements	0	967	0	967

Total Investments	$0	$49,418	$0	$49,418

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
CORPORATE BONDS & NOTES 92.0%
BANKING & FINANCE 20.8%
Affinion Investments LLC
13.500% due 08/15/2018	$4,000	$4,080
AGFC Capital Trust
6.000% due 01/15/2067	1,500	1,275
Aircastle Ltd.
6.750% due 04/15/2017	11,951	13,340
Ally Financial, Inc.
2.750% due 01/30/2017	1,300	1,316
3.125% due 01/15/2016	750	768
3.500% due 07/18/2016	5,000	5,162
3.500% due 01/27/2019	2,000	2,003
4.625% due 06/26/2015	33,100	34,358
5.500% due 02/15/2017	49,560	54,020
6.250% due 12/01/2017	2,000	2,240
Barclays Bank PLC
7.750% due 04/10/2023	7,500	8,287
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	7,500	8,062
CIT Group, Inc.
4.250% due 08/15/2017	49,233	51,695
4.750% due 02/15/2015	9,003	9,273
5.000% due 05/15/2017	53,993	57,975
5.250% due 04/01/2014	3,395	3,395
6.625% due 04/01/2018	675	759
Credit Agricole S.A.
6.637% due 05/31/2017 (d)(f)	2,750	2,870
E*TRADE Financial Corp.
6.000% due 11/15/2017	28,425	30,024
6.750% due 06/01/2016	1,700	1,849
Eksportfinans ASA
2.000% due 09/15/2015	26,565	26,432
2.375% due 05/25/2016	41,668	41,355
3.000% due 11/17/2014	1,100	1,106
5.500% due 05/25/2016 (f)	33,840	35,786
5.500% due 06/26/2017	1,375	1,464
General Motors Financial Co., Inc.
2.750% due 05/15/2016	8,400	8,531
3.250% due 05/15/2018	12,000	12,150
4.750% due 08/15/2017	37,000	39,729
Genworth Holdings, Inc.
6.150% due 11/15/2066	750	696
HBOS Capital Funding LP
6.071% due 06/30/2014 (d)	27,850	27,989
HBOS PLC
6.750% due 05/21/2018	10,375	11,779
Icahn Enterprises LP
3.500% due 03/15/2017	14,370	14,550
4.875% due 03/15/2019	14,509	14,799
International Lease Finance Corp.
6.500% due 09/01/2014	2,290	2,347
6.750% due 09/01/2016	26,920	30,083
8.625% due 09/15/2015	38,850	42,929
8.750% due 03/15/2017	30,450	35,855
iStar Financial, Inc.
7.125% due 02/15/2018	1,225	1,381
9.000% due 06/01/2017	1,500	1,770
Nationstar Mortgage LLC
6.500% due 08/01/2018	4,000	4,040
Nuveen Investments, Inc.
9.125% due 10/15/2017	9,900	10,519
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (d)	18,720	20,030
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	24,538	24,878
5.050% due 01/08/2015	24,524	25,101
6.990% due 10/05/2017 (d)	1,500	1,635
7.648% due 09/30/2031 (d)	9,383	10,134
SLM Corp.
3.875% due 09/10/2015	24,334	25,186
4.875% due 06/17/2019	5,000	5,101
5.050% due 11/14/2014	17,915	18,363

6.000% due 01/25/2017	150	164
6.250% due 01/25/2016	30,075	32,443
7.250% due 01/25/2022	500	553
8.450% due 06/15/2018	28,185	33,294
SMFG Preferred Capital Ltd.
6.078% due 01/25/2017 (d)	1,750	1,916
Societe Generale S.A.
5.922% due 04/05/2017 (d)	1,450	1,550
Sophia Holding Finance LP
9.625% due 12/01/2018	3,150	3,315
Springleaf Finance Corp.
5.400% due 12/01/2015	19,765	20,753
5.750% due 09/15/2016	2,000	2,128
6.900% due 12/15/2017	43,648	48,122
TMX Finance LLC
8.500% due 09/15/2018	4,000	4,400
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)(f)	34,505	36,920
Virgin Media Secured Finance PLC
6.500% due 01/15/2018	10,075	10,453

		984,480

INDUSTRIALS 60.6%
21st Century Oncology, Inc.
8.875% due 01/15/2017	6,700	7,001
9.875% due 04/15/2017	1,250	1,238
ADT Corp.
2.250% due 07/15/2017	8,525	8,432
3.500% due 07/15/2022	575	506
4.125% due 04/15/2019	6,650	6,607
Advanced Micro Devices, Inc.
6.750% due 03/01/2019	6,150	6,188
8.125% due 12/15/2017 (f)	1,000	1,053
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	1,053
Affinion Group, Inc.
7.875% due 12/15/2018	3,350	3,149
11.500% due 10/15/2015	1,000	980
Afren PLC
11.500% due 02/01/2016	6,750	7,678
Aguila S.A.
7.875% due 01/31/2018	26,618	28,298
Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017	720	772
Alere, Inc.
6.500% due 06/15/2020	2,000	2,110
8.625% due 10/01/2018	19,842	21,380
Aleris International, Inc.
7.625% due 02/15/2018	5,900	6,129
7.875% due 11/01/2020	11,575	11,980
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	38,510	42,265
10.750% due 10/15/2019	6,750	7,509
Alion Science and Technology Corp.
12.000% due 11/01/2014 (b)	3,408	3,393
Altegrity, Inc.
10.500% due 11/01/2015 (f)	1,500	1,389
American Achievement Corp.
10.875% due 04/15/2016	1,350	1,428
Ancestry.com, Inc.
9.625% due 10/15/2018	5,650	5,961
ArcelorMittal
4.250% due 08/05/2015	36,875	38,120
5.000% due 02/25/2017	36,665	39,094
Arch Coal, Inc.
8.000% due 01/15/2019	13,250	13,283
ARD Finance S.A.
11.125% due 06/01/2018 (b)	7,706	8,486
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	31,030	33,163
Ashland, Inc.
3.000% due 03/15/2016	800	820
3.875% due 04/15/2018	33,074	34,314
Associated Materials LLC
9.125% due 11/01/2017	34,155	36,119
AutoNation, Inc.
6.750% due 04/15/2018	14,320	16,575
Avaya, Inc.
9.750% due 11/01/2015	1,100	1,103
10.125% due 11/01/2015	4,450	4,461
Aviation Capital Group Corp.
3.875% due 09/27/2016	3,800	3,939
4.625% due 01/31/2018	4,485	4,669

Barminco Finance Pty. Ltd.
9.000% due 06/01/2018	2,900	2,690
Beazer Homes USA, Inc.
8.125% due 06/15/2016	15,033	16,762
Berry Plastics Corp.
9.750% due 01/15/2021	17,585	20,509
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,000	1,028
BlueLine Rental Finance Corp.
7.000% due 02/01/2019	17,550	18,603
Bombardier, Inc.
4.250% due 01/15/2016	13,010	13,595
7.500% due 03/15/2018	3,000	3,397
Brinker International, Inc.
2.600% due 05/15/2018	5,140	5,092
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	32,654	35,756
Cablevision Systems Corp.
7.750% due 04/15/2018	6,000	6,877
8.625% due 09/15/2017	14,450	17,195
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018	43,710	19,750
10.750% due 02/01/2016	11,175	9,443
11.250% due 06/01/2017	19,484	18,802
12.750% due 04/15/2018	11,250	5,794
Calcipar S.A.
6.875% due 05/01/2018	9,400	10,058
Capella Healthcare, Inc.
9.250% due 07/01/2017	15,450	16,454
Capsugel S.A.
7.000% due 05/15/2019	850	877
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	35,075	41,301
CCO Holdings LLC
7.250% due 10/30/2017	3,110	3,300
Centex Corp.
6.500% due 05/01/2016	1,025	1,133
Central Garden and Pet Co.
8.250% due 03/01/2018	10,327	10,701
Cenveo Corp.
11.500% due 05/15/2017	1,000	998
Ceridian Corp.
11.250% due 11/15/2015	14,700	14,847
Checkout Holding Corp.
0.000% due 11/15/2015	1,550	1,329
Chesapeake Energy Corp.
6.500% due 08/15/2017	1,250	1,409
9.500% due 02/15/2015	40,800	43,707
Claire’s Stores, Inc.
9.000% due 03/15/2019	6,450	6,732
Clear Channel Communications, Inc.
5.500% due 09/15/2014	18,469	18,608
10.750% due 08/01/2016	2,750	2,826
11.000% due 08/01/2016 (b)	2,001	2,056
CMA CGM S.A.
8.500% due 04/15/2017	11,200	11,312
CNH America LLC
7.250% due 01/15/2016	1,000	1,096
CNH Capital LLC
3.625% due 04/15/2018	750	767
3.875% due 11/01/2015	31,920	32,957
Commercial Metals Co.
6.500% due 07/15/2017	750	842
Community Health Systems, Inc.
5.125% due 08/15/2018	23,855	25,107
CONSOL Energy, Inc.
8.000% due 04/01/2017	34,153	35,690
Constellation Brands, Inc.
7.250% due 09/01/2016	1,400	1,586
7.250% due 05/15/2017	27,250	31,746
8.375% due 12/15/2014	2,850	2,992
ConvaTec Finance International S.A.
8.250% due 01/15/2019	18,300	18,895
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018	15,250	16,013
CSC Holdings LLC
8.625% due 02/15/2019	8,750	10,500
D.R. Horton, Inc.
3.750% due 03/01/2019	7,250	7,286
4.750% due 05/15/2017	11,304	12,039
Dean Foods Co.
7.000% due 06/01/2016	18,949	20,939
Dell, Inc.
2.300% due 09/10/2015	26,071	26,267
3.100% due 04/01/2016	4,850	4,947

Diamond Foods, Inc.
7.000% due 03/15/2019	650	674
DISH DBS Corp.
4.250% due 04/01/2018	23,950	25,058
6.625% due 10/01/2014	400	411
7.125% due 02/01/2016	55,448	60,716
7.750% due 05/31/2015	100	107
DJO Finance LLC
7.750% due 04/15/2018	11,085	11,722
9.750% due 10/15/2017	2,550	2,716
9.875% due 04/15/2018	30,460	33,354
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	1,050
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,005	1,060
El Paso LLC
7.000% due 06/15/2017	23,219	26,319
Endeavour International Corp.
12.000% due 03/01/2018	1,600	1,572
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,409
Essar Steel Algoma, Inc.
9.875% due 06/15/2015 (f)	925	606
FMG Resources Pty. Ltd.
6.000% due 04/01/2017 (f)	28,740	30,339
6.875% due 02/01/2018	2,500	2,641
Forest Laboratories, Inc.
4.375% due 02/01/2019	5,950	6,270
Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	13,510	15,334
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	17,851	19,636
General Motors Co.
3.500% due 10/02/2018	2,000	2,048
Global Ship Lease, Inc.
10.000% due 04/01/2019	500	519
GLP Capital LP
4.375% due 11/01/2018	7,600	7,818
Greif, Inc.
6.750% due 02/01/2017	13,921	15,522
Griffon Corp.
7.125% due 04/01/2018	9,438	9,950
Guitar Center, Inc.
6.500% due 04/15/2019 (a)	4,200	4,184
Hanson Ltd.
6.125% due 08/15/2016	13,985	15,436
Hapag-Lloyd AG
9.750% due 10/15/2017	11,330	12,208
Harvest Operations Corp.
6.875% due 10/01/2017	9,900	10,741
HCA, Inc.
3.750% due 03/15/2019	6,300	6,339
6.500% due 02/15/2016	48,525	52,771
HD Supply, Inc.
8.125% due 04/15/2019	2,450	2,744
Headwaters, Inc.
7.250% due 01/15/2019	1,850	1,938
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018	13,220	13,484
Hercules Offshore, Inc.
7.125% due 04/01/2017	1,000	1,051
Hertz Corp.
4.250% due 04/01/2018	3,200	3,312
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	21,050	21,997
Hospira, Inc.
5.200% due 08/12/2020	3,900	4,174
6.050% due 03/30/2017	6,985	7,738
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	19,072	20,598
Hyva Global BV
8.625% due 03/24/2016	8,500	8,574
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)	1,200	1,230
Imperial Metals Corp.
7.000% due 03/15/2019	400	410
IMS Health, Inc.
12.500% due 03/01/2018	16,710	19,133
INEOS Group Holdings S.A.
6.125% due 08/15/2018	35,405	36,865
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	28,900	30,706

Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	1,750	1,816
inVentiv Health, Inc.
9.000% due 01/15/2018	18,250	19,436
11.000% due 08/15/2018	3,180	2,957
Jaguar Holding Co.
9.375% due 10/15/2017 (b)	30,976	32,718
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	2,000	2,058
7.750% due 05/15/2018 (f)	10,375	11,062
Jarden Corp.
7.500% due 05/01/2017	1,500	1,734
JC Penney Corp., Inc.
5.750% due 02/15/2018 (f)	1,000	850
6.875% due 10/15/2015 (f)	5,600	5,411
7.950% due 04/01/2017	1,250	1,153
JMC Steel Group, Inc.
8.250% due 03/15/2018	22,840	23,440
KB Home
4.750% due 05/15/2019	4,350	4,393
6.250% due 06/15/2015	735	777
Kinetic Concepts, Inc.
10.500% due 11/01/2018	27,957	32,290
L Brands, Inc.
8.500% due 06/15/2019	755	917
Lafarge S.A.
6.200% due 07/09/2015	1,500	1,594
6.500% due 07/15/2016	13,831	15,283
Lantheus Medical Imaging, Inc.
9.750% due 05/15/2017	500	503
Lennar Corp.
4.125% due 12/01/2018	500	513
4.750% due 12/15/2017	3,995	4,255
5.600% due 05/31/2015	14,220	14,895
12.250% due 06/01/2017	1,000	1,290
Level 3 Financing, Inc.
8.125% due 07/01/2019	250	276
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	20,319	15,595
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	13,320	13,136
Masco Corp.
6.125% due 10/03/2016	21,355	23,544
McClatchy Co.
9.000% due 12/15/2022	23,050	26,940
Meritor, Inc.
8.125% due 09/15/2015	1,050	1,145
MGM Resorts International
6.625% due 07/15/2015	25,377	27,027
7.625% due 01/15/2017	20,570	23,578
10.000% due 11/01/2016	17,725	21,248
Michael Foods Holding, Inc.
8.500% due 07/15/2018	13,500	14,141
Michaels Stores, Inc.
7.750% due 11/01/2018	6,560	7,044
Modular Space Corp.
10.250% due 01/31/2019	800	834
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	975	977
Mylan, Inc.
6.000% due 11/15/2018	1,700	1,795
New York Times Co.
6.625% due 12/15/2016	250	278
Novelis, Inc.
8.375% due 12/15/2017	34,495	36,953
NXP BV
3.500% due 09/15/2016	8,300	8,528
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)	3,100	3,232
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	30,569	34,008
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	2,170
Packaging Dynamics Corp.
8.750% due 02/01/2016	2,175	2,236
Peabody Energy Corp.
6.000% due 11/15/2018	18,000	18,967
7.375% due 11/01/2016	4,150	4,669
Perstorp Holding AB
8.750% due 05/15/2017	16,165	17,377
11.000% due 08/15/2017 (f)	10,200	10,990
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)	24,680	25,205

PHH Corp.
7.375% due 09/01/2019	17,625	19,564
9.250% due 03/01/2016	1,000	1,128
PHI, Inc.
5.250% due 03/15/2019	1,050	1,063
Pittsburgh Glass Works LLC
8.000% due 11/15/2018	24,167	26,402
PQ Corp.
8.750% due 05/01/2018	14,810	16,217
Quebecor Media, Inc.
7.750% due 03/15/2016	1,371	1,378
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,053
8.500% due 05/15/2018	32,830	34,471
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	758
6.000% due 01/15/2019	7,700	7,796
6.850% due 07/15/2018	4,550	4,721
Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350	1,536
RR Donnelley & Sons Co.
6.125% due 01/15/2017	98	108
7.250% due 05/15/2018	15,066	17,590
Ryerson, Inc.
9.000% due 10/15/2017	11,050	11,962
Ryland Group, Inc.
6.625% due 05/01/2020	250	273
Sabine Pass LNG LP
7.500% due 11/30/2016	48,871	54,247
Sabre Holdings Corp.
8.350% due 03/15/2016	750	839
Schaeffler Finance BV
7.750% due 02/15/2017	32,830	37,426
Schaeffler Holding Finance BV
6.875% due 08/15/2018	10,550	11,275
Sears Holdings Corp.
6.625% due 10/15/2018	10,150	9,287
Sequa Corp.
7.000% due 12/15/2017	30,068	30,594
Service Corp. International
7.000% due 06/15/2017	1,250	1,407
Sitel LLC
11.500% due 04/01/2018	5,200	4,901
Smithfield Foods, Inc.
7.750% due 07/01/2017	18,937	22,062
Spirit AeroSystems, Inc.
7.500% due 10/01/2017	4,100	4,279
SPX Corp.
6.875% due 09/01/2017	1,250	1,425
Stanadyne Corp.
10.000% due 08/15/2014	750	749
Standard Pacific Corp.
8.375% due 05/15/2018	3,000	3,562
STHI Holding Corp.
8.000% due 03/15/2018	17,809	18,900
SUPERVALU, Inc.
8.000% due 05/01/2016	15,350	17,000
T-Mobile USA, Inc.
5.250% due 09/01/2018	12,100	12,841
6.464% due 04/28/2019	20,400	21,879
Telesat Canada
6.000% due 05/15/2017	25,425	26,378
Tenet Healthcare Corp.
5.000% due 03/01/2019	6,300	6,308
9.250% due 02/01/2015	20,079	21,384
Tervita Corp.
8.000% due 11/15/2018	7,150	7,257
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,110
Tops Holding Corp.
8.750% due 06/15/2018	1,000	1,049
Toys “R” Us, Inc.
7.375% due 09/01/2016 (f)	16,950	15,806
10.375% due 08/15/2017	2,000	1,680
TransUnion Holding Co., Inc.
9.625% due 06/15/2018	34,400	36,722
Travelport LLC
13.875% due 03/01/2016	1,933	2,049
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019	12,600	13,561
TRW Automotive, Inc.
7.250% due 03/15/2017	1,750	2,006
U.S. Steel Corp.
6.050% due 06/01/2017	1,000	1,088

UCI International, Inc.
8.625% due 02/15/2019	4,200	4,095
United Airlines, Inc.
6.750% due 09/15/2015	2,850	2,914
United Rentals North America, Inc.
5.750% due 07/15/2018	7,000	7,525
USG Corp.
6.300% due 11/15/2016	25,201	27,406
9.750% due 01/15/2018	10,145	12,301
Valeant Pharmaceuticals International, Inc.
6.750% due 10/01/2017	15,175	16,123
6.750% due 08/15/2018	27,705	30,614
Vander Intermediate Holding Corp.
9.750% due 02/01/2019	3,430	3,627
Venoco, Inc.
8.875% due 02/15/2019	2,900	2,944
Verso Paper Holdings LLC
11.750% due 01/15/2019	6,850	7,002
Vertellus Specialties, Inc.
9.375% due 10/01/2015	2,100	2,126
Visant Corp.
10.000% due 10/01/2017	2,000	2,003
Vulcan Materials Co.
6.500% due 12/01/2016	268	300
7.000% due 06/15/2018	1,700	1,969
VWR Funding, Inc.
7.250% due 09/15/2017	18,006	19,446
Whiting Petroleum Corp.
5.000% due 03/15/2019	4,350	4,622
Wind Acquisition Finance S.A.
7.250% due 02/15/2018	10,000	10,600
11.750% due 07/15/2017	19,195	20,251
Wind Acquisition Holdings Finance S.A.
12.250% due 07/15/2017 (f)	9,235	9,720
Windstream Corp.
7.875% due 11/01/2017	22,589	26,034
Wise Metals Group LLC
8.750% due 12/15/2018	6,000	6,465

		2,871,155

UTILITIES 10.6%
AES Corp.
7.750% due 10/15/2015	10,014	10,940
9.750% due 04/15/2016	20,930	24,436
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017	19,750	20,392
CenturyLink, Inc.
5.150% due 06/15/2017	22,625	24,378
6.000% due 04/01/2017	22,617	25,133
Cincinnati Bell, Inc.
8.750% due 03/15/2018	1,000	1,048
CMS Energy Corp.
6.875% due 12/15/2015	250	275
DPL, Inc.
6.500% due 10/15/2016	595	646
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	12,875	13,487
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	18,800	19,340
11.250% due 12/01/2018 (b)	8,000	5,660
EXCO Resources, Inc.
7.500% due 09/15/2018	19,659	19,856
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	26,785	28,041
Frontier Communications Corp.
8.125% due 10/01/2018	15,973	18,728
8.250% due 05/01/2014	5	5
8.250% due 04/15/2017	8,215	9,601
GenOn Energy, Inc.
7.875% due 06/15/2017	21,425	21,639
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	1,000	1,103
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	23,740	25,402
Midwest Generation LLC
8.560% due 01/02/2016	5,799	6,582
NGPL PipeCo LLC
7.119% due 12/15/2017	15,169	14,979
NII Capital Corp.
10.000% due 08/15/2016 (f)	3,000	1,238
Niska Gas Storage Canada ULC
6.500% due 04/01/2019	4,100	4,054

NRG Energy, Inc.
7.625% due 01/15/2018	16,600	18,716
Penn Virginia Resource Partners LP
8.250% due 04/15/2018	14,530	15,193
Sabine Oil & Gas LLC
9.750% due 02/15/2017	14,128	14,693
Sprint Communications, Inc.
6.000% due 12/01/2016	60,515	66,491
8.375% due 08/15/2017	2,000	2,362
9.000% due 11/15/2018	37,960	46,501
Talos Production LLC
9.750% due 02/15/2018	400	421
Telecom Italia Capital S.A.
5.250% due 10/01/2015	4,500	4,736
6.999% due 06/04/2018	30,635	34,886
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	7,375	222

		501,184

Total Corporate Bonds & Notes (Cost $4,287,499)		4,356,819

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Notes
0.250% due 06/30/2014	9,900	9,905
0.250% due 08/31/2014	9,458	9,465
0.250% due 09/15/2014	17,067	17,082
0.250% due 09/30/2014	1,000	1,001
0.250% due 10/31/2014	68,800	68,875
0.250% due 01/15/2015	23,100	23,127
0.250% due 01/31/2015	8,050	8,060
0.250% due 02/28/2015	6,000	6,007
0.375% due 11/15/2014	4,800	4,809
0.500% due 08/15/2014	6,300	6,310
0.500% due 10/15/2014	11,131	11,157
0.625% due 07/15/2014	51,800	51,886
0.750% due 06/15/2014	900	901

Total U.S. Treasury Obligations (Cost $218,511)		218,585

SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (g) 1.1%		52,416

U.S. TREASURY BILLS 1.6%
0.085% due 04/10/2014 - 03/05/2015 (c)(i)	73,708	73,686

Total Short-Term Instruments (Cost $126,096)		126,102

Total Investments in Securities (Cost $4,632,106)		4,701,506

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
MUTUAL FUNDS (e) 1.6%
PIMCO Money Market Fund (f)	77,578,753	77,579

Total Investments in Affiliates (Cost $77,579)		77,579

Total Investments 100.9% (Cost $4,709,685)		$4,779,085
Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $0)		870
Other Assets and Liabilities, net (0.9%)		(45,807)

Net Assets 100.0%		$4,734,148

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Institutional Class Shares of each Fund.

(f)	Securities with an aggregate market value of $77,176 were out on loan in exchange for $77,579 of cash collateral as of March 31, 2014. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5(d) in the Notes to Financial Statements.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.080%	03/31/2014	04/01/2014	$40,400	Freddie Mac 2.205% due 12/05/2022	$(41,722)	$40,400	$40,400
SSB	0.000%	03/31/2014	04/01/2014	12,016	Freddie Mac 2.080% due 10/17/2022	(12,257)	12,016	12,016

Total Repurchase Agreements						$(53,979)	$52,416	$52,416

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$21,500	$(1,922)	$(172)	$0	$(56)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$176,900	$15,814	$7,630	$460	$0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	88,500	7,161	1,005	220	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	93,900	7,142	510	246	0

				$30,117	$9,145	$926	$0

Total Swap Agreements				$28,195	$8,973	$926	$(56)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $5,533 and cash of $10,357 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

Fair	Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$984,480	$0	$984,480
Industrials	0	2,871,155	0	2,871,155
Utilities	0	494,602	6,582	501,184
U.S. Treasury Obligations	0	218,585	0	218,585
Short-Term Instruments
Repurchase Agreements	0	52,416	0	52,416
U.S. Treasury Bills	0	73,686	0	73,686
	$0	$4,694,924	$6,582	$4,701,506

Investments in Affiliates, at Value
Mutual Funds	77,579	0	0	77,579

Total Investments	$77,579	$4,694,924	$6,582	$4,779,085

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$926	$0	$926

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(56)	$0	$(56)

Totals	$77,579	$4,695,794	$6,582	$4,779,955

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8%
CORPORATE BONDS & NOTES 97.5%
BANKING & FINANCE 35.9%
American Honda Finance Corp.
2.600% due 09/20/2016	$1,005	$1,045
American International Group, Inc.
5.850% due 01/16/2018	1,040	1,190
Banco do Brasil S.A.
6.000% due 01/22/2020	725	793
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,058
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022	600	590
Bank of America Corp.
3.875% due 03/22/2017	250	267
5.625% due 07/01/2020	100	114
6.500% due 08/01/2016	475	532
6.875% due 04/25/2018	1,175	1,387
7.375% due 05/15/2014	325	328
7.750% due 05/14/2038	575	761
Bank of New York Mellon Corp.
1.969% due 06/20/2017	850	868
Bank of Nova Scotia
3.400% due 01/22/2015	925	948
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	600	616
Barclays Bank PLC
6.050% due 12/04/2017	700	787
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	321
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	351
BM&FBovespa S.A.
5.500% due 07/16/2020	500	536
BNP Paribas S.A.
3.600% due 02/23/2016	740	777
Boeing Capital Corp.
3.250% due 10/27/2014	85	86
Boston Properties LP
3.800% due 02/01/2024	600	596
Capital One Financial Corp.
4.750% due 07/15/2021	725	796
Citigroup, Inc.
1.700% due 07/25/2016	500	506
5.375% due 08/09/2020	40	45
5.500% due 02/15/2017	675	746
6.010% due 01/15/2015	202	211
8.125% due 07/15/2039	650	943
8.500% due 05/22/2019	675	861
CME Group, Inc.
3.000% due 09/15/2022	1,025	1,014
Commonwealth Bank of Australia
1.950% due 03/16/2015	1,200	1,218
Compass Bank
6.400% due 10/01/2017	1,000	1,105
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875% due 02/08/2022	750	778
5.250% due 05/24/2041	760	824
Credit Agricole S.A.
8.125% due 09/19/2033 (d)	750	860
Credit Suisse
6.500% due 08/08/2023	1,600	1,760
Deutsche Bank AG
3.250% due 01/11/2016	675	703
Duke Realty LP
3.875% due 10/15/2022	250	245
Essex Portfolio LP
3.250% due 05/01/2023	1,000	939
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	747
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	600	616
5.875% due 08/02/2021	1,775	2,046

General Electric Capital Corp.
2.300% due 04/27/2017	250	258
3.100% due 01/09/2023	775	760
5.500% due 01/08/2020	3,010	3,469
Goldman Sachs Group, Inc.
5.375% due 03/15/2020	870	972
5.750% due 01/24/2022	1,000	1,136
6.750% due 10/01/2037	850	977
Hospitality Properties Trust
5.000% due 08/15/2022	600	625
HSBC Bank USA N.A.
4.625% due 04/01/2014	320	320
4.875% due 08/24/2020	1,735	1,887
ING Bank NV
4.000% due 03/15/2016	600	635
IntercontinentalExchange Group, Inc.
2.500% due 10/15/2018	1,000	1,012
Intesa Sanpaolo SpA
3.125% due 01/15/2016	500	512
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	625	630
John Deere Capital Corp.
2.950% due 03/09/2015	100	102
3.900% due 07/12/2021	275	291
5.750% due 09/10/2018	200	232
JPMorgan Chase & Co.
3.700% due 01/20/2015	1,830	1,877
5.400% due 01/06/2042	600	665
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,355	1,495
Kilroy Realty LP
3.800% due 01/15/2023	500	488
Lazard Group LLC
4.250% due 11/14/2020	500	519
LeasePlan Corp. NV
3.000% due 10/23/2017	575	587
Lloyds Bank PLC
5.800% due 01/13/2020	1,100	1,263
LYB International Finance BV
4.000% due 07/15/2023	600	613
Macquarie Bank Ltd.
6.625% due 04/07/2021	230	261
MetLife, Inc.
5.700% due 06/15/2035	525	610
5.875% due 02/06/2041	585	696
Moody’s Corp.
5.500% due 09/01/2020	300	332
Morgan Stanley
5.500% due 07/24/2020	950	1,074
7.300% due 05/13/2019	1,680	2,040
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (b)	575	630
National City Corp.
6.875% due 05/15/2019	500	593
Nordea Bank AB
4.875% due 01/14/2021	535	592
PNC Bank N.A.
3.800% due 07/25/2023	600	607
PNC Funding Corp.
3.300% due 03/08/2022	250	252
ProLogis LP
6.625% due 05/15/2018	629	733
Prudential Financial, Inc.
4.750% due 09/17/2015	1,375	1,453
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	600	620
Simon Property Group LP
5.650% due 02/01/2020	100	116
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	500	563
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	1,000	985
Toyota Motor Credit Corp.
3.200% due 06/17/2015	775	800
U.S. Bancorp
2.950% due 07/15/2022	1,000	964
UBS AG
5.750% due 04/25/2018	600	685
Union Bank N.A.
1.500% due 09/26/2016	625	634
Ventas Realty LP
4.000% due 04/30/2019	250	265
Wachovia Bank N.A.
6.600% due 01/15/2038	575	759

Wells Fargo & Co.
4.125% due 08/15/2023	1,225	1,242
Weyerhaeuser Co.
7.375% due 03/15/2032	1,150	1,482
WR Berkley Corp.
4.625% due 03/15/2022	600	631

		71,858

INDUSTRIALS 46.2%
21st Century Fox America, Inc.
6.400% due 12/15/2035	700	839
AbbVie, Inc.
2.900% due 11/06/2022	1,200	1,158
Actavis, Inc.
3.250% due 10/01/2022	600	576
Altria Group, Inc.
2.950% due 05/02/2023	800	740
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	555	632
American Tower Corp.
4.500% due 01/15/2018	770	831
Amgen, Inc.
3.450% due 10/01/2020	1,020	1,049
6.150% due 06/01/2018	200	233
Anadarko Petroleum Corp.
6.375% due 09/15/2017	800	917
Anglo American Capital PLC
2.625% due 09/27/2017	625	635
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	700	791
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	1,025	1,271
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	800	843
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	575	691
Boeing Co.
3.500% due 02/15/2015	475	488
Boston Scientific Corp.
2.650% due 10/01/2018	1,100	1,110
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	500	528
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	715	791
Caterpillar, Inc.
3.803% due 08/15/2042	1,003	894
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	324
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	605	655
China Resources Gas Group Ltd.
4.500% due 04/05/2022	1,000	998
Cigna Corp.
5.375% due 02/15/2042	500	552
Cisco Systems, Inc.
4.450% due 01/15/2020	270	297
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,875	1,847
Coca-Cola Co.
1.650% due 03/14/2018	250	249
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	930	948
Comcast Corp.
6.950% due 08/15/2037	950	1,238
Continental Resources, Inc.
4.500% due 04/15/2023	1,000	1,038
Corning, Inc.
5.750% due 08/15/2040	285	331
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	625	586
COX Communications, Inc.
3.250% due 12/15/2022	575	541
CSX Corp.
6.220% due 04/30/2040	275	335
CVS Caremark Corp.
6.125% due 09/15/2039	425	514
Danaher Corp.
1.300% due 06/23/2014	265	266
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	250	261
Devon Energy Corp.
3.250% due 05/15/2022	975	962

DIRECTV Holdings LLC
3.125% due 02/15/2016	1,000	1,040
Discovery Communications LLC
5.050% due 06/01/2020	250	278
Dow Chemical Co.
5.250% due 11/15/2041	650	682
Eli Lilly & Co.
5.950% due 11/15/2037	530	645
Encana Corp.
5.150% due 11/15/2041	730	753
Energy Transfer Partners LP
4.650% due 06/01/2021	600	632
Ensco PLC
4.700% due 03/15/2021	540	581
Enterprise Products Operating LLC
5.200% due 09/01/2020	875	978
Freeport-McMoRan Copper & Gold, Inc.
3.550% due 03/01/2022	775	742
Fresnillo PLC
5.500% due 11/13/2023	500	505
Gilead Sciences, Inc.
4.400% due 12/01/2021	925	1,001
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	1,125	1,081
Hewlett-Packard Co.
2.125% due 09/13/2015	1,360	1,387
Home Depot, Inc.
5.400% due 03/01/2016	955	1,041
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	820
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	750	721
International Business Machines Corp.
4.000% due 06/20/2042	692	643
5.600% due 11/30/2039	29	34
International Paper Co.
7.500% due 08/15/2021	655	825
Johnson & Johnson
5.550% due 08/15/2017	725	828
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,125	1,274
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	810	891
Kraft Foods Group, Inc.
6.125% due 08/23/2018	625	726
Kroger Co.
6.150% due 01/15/2020	700	817
L-3 Communications Corp.
4.750% due 07/15/2020	830	871
Lockheed Martin Corp.
4.250% due 11/15/2019	785	848
Marriott International, Inc.
6.200% due 06/15/2016	100	110
Medtronic, Inc.
4.450% due 03/15/2020	250	275
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	960	1,087
Microsoft Corp.
1.625% due 09/25/2015	810	825
Mondelez International, Inc.
4.125% due 02/09/2016	100	106
6.500% due 02/09/2040	312	394
Mylan, Inc.
3.125% due 01/15/2023	1,100	1,044
Noble Holding International Ltd.
4.900% due 08/01/2020	100	107
Norfolk Southern Corp.
3.250% due 12/01/2021	100	101
Novartis Capital Corp.
2.900% due 04/24/2015	160	164
ONEOK Partners LP
3.200% due 09/15/2018	500	516
5.000% due 09/15/2023	250	269
Oracle Corp.
3.750% due 07/08/2014	1,115	1,125
5.375% due 07/15/2040	1,000	1,136
Pemex Project Funding Master Trust
5.750% due 03/01/2018	670	746
PepsiCo, Inc.
1.250% due 08/13/2017	250	250
3.100% due 01/15/2015	300	306
5.500% due 01/15/2040	500	573
Petrobras International Finance Co.
5.750% due 01/20/2020	600	630
6.875% due 01/20/2040	845	841

Pfizer, Inc.
6.200% due 03/15/2019	1,550	1,838
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	999
5.650% due 05/16/2018	325	373
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	234
7.500% due 01/15/2020	1,000	1,221
Procter & Gamble Co.
3.500% due 02/15/2015	1,030	1,057
Republic Services, Inc.
5.250% due 11/15/2021	320	358
Reynolds American, Inc.
4.850% due 09/15/2023	625	656
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	284
Roche Holdings, Inc.
6.000% due 03/01/2019	688	809
Rogers Communications, Inc.
6.800% due 08/15/2018	805	957
SABMiller Holdings, Inc.
1.850% due 01/15/2015	650	656
Southern Copper Corp.
6.750% due 04/16/2040	775	797
Southwestern Energy Co.
4.100% due 03/15/2022	850	875
Statoil ASA
3.125% due 08/17/2017	300	317
Target Corp.
3.875% due 07/15/2020	250	268
Teck Resources Ltd.
4.750% due 01/15/2022	1,200	1,232
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	200	206
5.462% due 02/16/2021	725	799
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,100	1,062
Time Warner Cable, Inc.
5.000% due 02/01/2020	500	547
5.875% due 11/15/2040	600	652
8.750% due 02/14/2019	250	317
Time Warner, Inc.
3.400% due 06/15/2022	500	498
4.750% due 03/29/2021	1,100	1,206
Total Capital S.A.
3.000% due 06/24/2015	805	830
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	915	963
Transocean, Inc.
4.950% due 11/15/2015	300	319
6.500% due 11/15/2020	780	877
Union Pacific Corp.
4.750% due 09/15/2041	975	1,002
United Parcel Service, Inc.
3.875% due 04/01/2014	625	625
United Technologies Corp.
3.100% due 06/01/2022	575	575
UnitedHealth Group, Inc.
6.875% due 02/15/2038	465	614
Vale Overseas Ltd.
4.375% due 01/11/2022	250	250
6.875% due 11/21/2036	715	765
Viacom, Inc.
4.250% due 09/01/2023	1,700	1,752
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	102
5.375% due 04/05/2017	480	541
5.625% due 04/15/2041	100	119
6.200% due 04/15/2038	1,025	1,293
Walgreen Co.
1.800% due 09/15/2017	575	579
Walt Disney Co.
0.875% due 12/01/2014	625	627
Weatherford International Ltd.
5.125% due 09/15/2020	730	796
WellPoint, Inc.
3.125% due 05/15/2022	575	551
Whirlpool Corp.
3.700% due 03/01/2023	500	496
5.150% due 03/01/2043	500	514
Williams Partners LP
4.300% due 03/04/2024	500	503
5.400% due 03/04/2044	500	515

WPP Finance U.K.
8.000% due 09/15/2014	210	217
Xstrata Finance Canada Ltd.
4.250% due 10/25/2022	600	586

		92,437

UTILITIES 15.4%
American Water Capital Corp.
3.850% due 03/01/2024	1,000	1,016
Appalachian Power Co.
7.000% due 04/01/2038	1,000	1,315
AT&T, Inc.
2.500% due 08/15/2015	110	113
6.300% due 01/15/2038	1,275	1,455
Atmos Energy Corp.
4.150% due 01/15/2043	450	434
BG Energy Capital PLC
5.125% due 10/15/2041	815	871
BP Capital Markets PLC
3.245% due 05/06/2022	725	720
4.500% due 10/01/2020	300	327
Commonwealth Edison Co.
4.000% due 08/01/2020	870	930
Consumers Energy Co.
2.850% due 05/15/2022	600	587
Dominion Resources, Inc.
4.450% due 03/15/2021	1,020	1,100
Duke Energy Corp.
3.950% due 10/15/2023	1,000	1,027
E.ON International Finance BV
5.800% due 04/30/2018	745	847
Electricite de France
4.600% due 01/27/2020	500	545
4.875% due 01/22/2044	1,000	1,010
Enel Finance International NV
6.250% due 09/15/2017	340	385
Entergy Corp.
5.125% due 09/15/2020	300	322
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	113
FirstEnergy Corp.
7.375% due 11/15/2031	710	818
Florida Power & Light Co.
4.125% due 02/01/2042	600	580
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	500	431
5.092% due 11/29/2015	780	810
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	490	588
Pacific Gas & Electric Co.
3.500% due 10/01/2020	330	340
5.800% due 03/01/2037	855	989
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	77
Petroleos Mexicanos
4.875% due 01/24/2022	575	602
Plains All American Pipeline LP
5.150% due 06/01/2042	700	732
Progress Energy, Inc.
4.400% due 01/15/2021	705	756
Rosneft Finance S.A.
7.500% due 07/18/2016	850	924
Sempra Energy
2.300% due 04/01/2017	625	640
Shell International Finance BV
3.100% due 06/28/2015	495	512
4.375% due 03/25/2020	230	253
6.375% due 12/15/2038	600	776
Southern California Edison Co.
3.875% due 06/01/2021	650	694
Southern Power Co.
5.150% due 09/15/2041	465	491
Southwestern Public Service Co.
6.000% due 10/01/2036	500	595
Verizon Communications, Inc.
2.450% due 11/01/2022	1,175	1,073
3.850% due 11/01/2042	1,300	1,093
5.150% due 09/15/2023	1,300	1,426
6.400% due 09/15/2033	1,250	1,488
6.400% due 02/15/2038	50	59
7.350% due 04/01/2039	129	168
8.750% due 11/01/2018	41	52

Vodafone Group PLC
2.500% due 09/26/2022	700	642
4.375% due 03/16/2021	210	225

		30,951

Total Corporate Bonds & Notes (Cost $190,962)		195,246

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Notes
0.125% due 07/31/2014 (g)	79	79
0.250% due 10/31/2014	200	200
0.250% due 11/30/2014	300	300
0.250% due 01/15/2015	2,975	2,979
0.250% due 01/31/2015	900	901
0.250% due 02/28/2015	600	601
0.250% due 03/31/2015	100	100
0.375% due 11/15/2014	300	301

Total U.S. Treasury Obligations (Cost $5,458)		5,461

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.3%		561

U.S. TREASURY BILLS 0.3%
0.074% due 08/21/2014 - 09/11/2014 (a)(g)	$627	627

Total Short-Term Instruments (Cost $1,188)		1,188

Total Investments in Securities (Cost $197,608)		201,895

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
MUTUAL FUNDS (c)(d) 0.4%
PIMCO Money Market Fund	818,300	818

Total Investments in Affiliates (Cost $818)		818

Total Investments 101.2% (Cost $198,426)		$202,713
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		4
Other Assets and Liabilities, net (1.2%)		(2,436)

Net Assets 100.0%		$200,281

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $803 were out on loan in exchange for $818 of cash collateral as of March 31, 2014. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5(d) in the Notes to Financial Statements.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$561	Fannie Mae 2.260% due 10/17/2022	$(576)	$561	$561

Total Repurchase Agreements						$(576)	$561	$561

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2014	20	$(16)	$0	$(1)

Total Futures Contracts				$(16)	$0	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 10-Year Index	1.000%	06/20/2023	$1,500	$(7)	$31	$2	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	4,000	62	3	3	0

Total Swap Agreements				$55	$34	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $106 and cash of $115 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$71,858	$0	$71,858
Industrials	0	92,437	0	92,437
Utilities	0	30,951	0	30,951
U.S. Treasury Obligations	0	5,461	0	5,461
Short-Term Instruments
Repurchase Agreements	0	561	0	561
U.S. Treasury Bills	0	627	0	627
	$0	$201,895	$0	$201,895
Investments in Affiliates, at Value
Mutual Funds	818	0	0	818
Total Investments	$818	$201,895	$0	$202,713

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1)	$0	$0	$(1)

Totals	$817	$201,900	$0	$202,717

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Australia Bond Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5%
AUSTRALIA 67.6%
CORPORATE BONDS & NOTES 14.6%
National Australia Bank Ltd.
7.250% due 03/07/2018	AUD	1,000	$1,033
Suncorp-Metway Ltd.
4.000% due 11/09/2018		500	464
Telstra Corp. Ltd.
6.250% due 04/15/2015		1,000	957
Wesfarmers Ltd.
4.750% due 03/12/2020		500	462
Westpac Banking Corp.
6.500% due 11/09/2015		500	487
Woolworths Ltd.
6.000% due 03/21/2019		500	496

			3,899

SOVEREIGN ISSUES 53.0%
Australia Government Bond
4.250% due 07/21/2017		640	615
4.750% due 10/21/2015		500	478
5.500% due 01/21/2018		720	722
5.500% due 04/21/2023		1,060	1,096
5.750% due 05/15/2021		800	833
6.000% due 02/15/2017		300	301
Australian Postal Corp.
5.000% due 11/13/2020		500	470
New South Wales Treasury Corp.
3.500% due 03/20/2019		820	753
6.000% due 02/01/2018		2,500	2,531
6.000% due 03/01/2022		200	208
Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	487
Queensland Treasury Corp.
4.250% due 07/21/2023		800	726
5.500% due 06/21/2021		360	360
South Australian Government Financing Authority
5.750% due 09/20/2017		1,000	999
Tasmanian Public Finance
5.500% due 06/23/2014		300	280
Treasury Corp. of Victoria
5.500% due 11/15/2018		1,400	1,403
5.500% due 12/17/2024		1,000	1,004
Western Australia Treasury Corp.
7.000% due 10/15/2019		800	856

			14,122

Total Australia (Cost $19,237)			18,021

CANADA 1.9%
SOVEREIGN ISSUES 1.9%
Province of Ontario
6.250% due 09/29/2020		500	507

Total Canada (Cost $575)			507

GERMANY 3.8%
CORPORATE BONDS & NOTES 3.8%
KFW
5.500% due 02/09/2022		500	494
6.000% due 08/20/2020		500	508

Total Germany (Cost $1,117)			1,002

NETHERLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.500% due 04/20/2015		500	480

Total Netherlands (Cost $535)			480

NORWAY 3.1%
SOVEREIGN ISSUES 3.1%
Kommunalbanken A/S
6.500% due 04/12/2021	800	828

Total Norway (Cost $941)		828

SUPRANATIONAL 9.4%
CORPORATE BONDS & NOTES 9.4%
African Development Bank
5.750% due 01/25/2016	500	486
Council of Europe Development Bank
5.750% due 09/16/2014	250	235
6.000% due 10/08/2020	500	501
European Investment Bank
6.250% due 04/15/2015	100	96
6.250% due 06/08/2021	500	514
Nordic Investment Bank
5.000% due 04/19/2022	700	670

Total Supranational (Cost $2,659)		2,502

SWEDEN 1.7%
CORPORATE BONDS & NOTES 1.7%
Stadshypotek AB
4.250% due 10/10/2017	500	467

Total Sweden (Cost $521)		467

UNITED KINGDOM 2.5%
CORPORATE BONDS & NOTES 2.5%
HSBC Bank PLC
6.750% due 03/12/2015	700	670

Total United Kingdom (Cost $716)		670

SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 3.7%
Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	500	495
Commonwealth Bank of Australia
6.500% due 07/21/2015	500	483

		978

Total Short-Term Instruments (Cost $1,076)		978

Total Investments in Securities (Cost $27,377)		25,455

Total Investments 95.5% (Cost $27,377)		$25,455
Financial Derivative Instruments (a) (0%) (Cost or Premiums, net $(1))		0
Other Assets and Liabilities, net 4.5%		1,189

Net Assets 100.0%		$26,644

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Financial Derivative Instruments: Over the Counter

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	100	$0	$0
GST	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		100	(1)	0
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		100	0	0

Total Written Options							$(1)	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$3,899	$0	$3,899
Sovereign Issues	0	14,122	0	14,122
Canada
Sovereign Issues	0	507	0	507
Germany
Corporate Bonds & Notes	0	1,002	0	1,002
Netherlands
Corporate Bonds & Notes	0	480	0	480
Norway
Sovereign Issues	0	828	0	828
Supranational
Corporate Bonds & Notes	0	2,502	0	2,502
Sweden
Corporate Bonds & Notes	0	467	0	467
United Kingdom
Corporate Bonds & Notes	0	670	0	670
Short-Term Instruments
Certificates of Deposit	0	978	0	978

Total Investments	$0	$25,455	$0	$25,455

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Canada Bond Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1%
CANADA 98.1%
SOVEREIGN ISSUES 98.1%
Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	385	$382
Canada Government International Bond
1.500% due 06/01/2023		270	227
2.000% due 12/01/2014		20	18
2.000% due 06/01/2016		340	314
2.000% due 12/01/2041 (a)		232	266
4.000% due 06/01/2041		410	441
5.750% due 06/01/2033		130	167
Canada Housing Trust
1.850% due 12/15/2016		240	220
2.050% due 06/15/2017		350	322
2.750% due 06/15/2016		960	897
Canada Post Corp.
4.080% due 07/16/2025		200	200
City of Montreal Canada
5.450% due 12/01/2019		665	688
City of Toronto Canada
4.500% due 12/02/2019		710	708
Financement-Quebec
2.400% due 12/01/2018		290	265
3.500% due 12/01/2016		270	257
Hydro-Quebec
5.000% due 02/15/2045		700	742
6.000% due 02/15/2040		170	202
Municipal Finance Authority of British Columbia
3.100% due 06/01/2014		250	227
Province of Alberta
2.750% due 12/01/2014		65	60
4.000% due 12/01/2019		350	347
Province of British Columbia
4.100% due 12/18/2019		440	438
4.300% due 06/18/2042		360	356
Province of Manitoba
4.400% due 09/05/2025		780	776
Province of New Brunswick
4.500% due 06/02/2020		780	785
Province of Newfoundland
4.650% due 10/17/2040		595	602
Province of Nova Scotia
4.100% due 06/01/2021		500	492
4.400% due 06/01/2042		310	304
Province of Ontario
3.150% due 06/02/2022		400	367
4.000% due 06/02/2021		450	440
4.650% due 06/02/2041		510	519
5.850% due 03/08/2033		1,065	1,226
6.500% due 03/08/2029		150	180
Province of Quebec
3.000% due 09/01/2023		290	257
3.500% due 12/01/2022		990	921
5.000% due 12/01/2041		270	283
6.250% due 06/01/2032		130	153
Province of Saskatchewan
5.800% due 09/05/2033		575	672
Regional Municipality of Peel Ontario
5.100% due 06/29/2040		300	311
Regional Municipality of York
4.000% due 06/30/2021		410	396

Total Canada (Cost $18,422)			16,428

Total Investments in Securities (Cost $18,422)			16,428

Total Investments 98.1% (Cost $18,422)			$16,428
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)			3
Other Assets and Liabilities, net 1.9%			308

Net Assets 100.0%			$16,739

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2014		$2,314	CAD	2,561	$0	$0
BPS	05/2014	CAD	146		$136	4	0
BRC	05/2014		45		40	0	(1)
CBK	05/2014		$137	CAD	149	0	(2)
FBF	05/2014		2,309		2,556	1	0
RBC	05/2014	CAD	5,069		$4,581	1	0

Total Forward Foreign Currency Contracts						$6	$(3)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$16,428	$0	$16,428
Total Investments	$0	$16,428	$0	$16,428

Financial Derivative Instruments - Assets
Over the counter	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Totals	$0	$16,431	$0	$16,431

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Germany Bond Index Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3%
FRANCE 4.4%
SOVEREIGN ISSUES 4.4%
Caisse d’Amortissement de la Dette Sociale
2.500% due 10/25/2022	EUR	30	$44
3.750% due 10/25/2020		60	95

Total France (Cost $133)			139

GERMANY 77.0%
CORPORATE BONDS & NOTES 33.5%
Bayerische Landesbank
3.375% due 09/04/2017		80	121
Continental AG
3.000% due 07/16/2018		30	44
Deutsche Bank AG
5.125% due 08/31/2017		50	79
Erste Abwicklungsanstalt
0.588% due 08/15/2016		100	138
Eurogrid GmbH
3.875% due 10/22/2020		50	77
Evonik Industries AG
7.000% due 10/14/2014		20	28
K+S AG
5.000% due 09/24/2014		10	14
KFW
2.500% due 01/17/2022		140	209
Merck Financial Services GmbH
3.375% due 03/24/2015		30	42
Metro AG
7.625% due 03/05/2015		10	15
Norddeutsche Landesbank Girozentrale
1.625% due 07/17/2017		100	142
NRW Bank
3.875% due 01/27/2020		10	16
UniCredit Bank AG
2.625% due 05/31/2017		80	117
Voith GmbH
5.375% due 06/21/2017		20	31

			1,073

SOVEREIGN ISSUES 43.5%
Republic of Germany
1.500% due 09/04/2022		60	84
1.500% due 05/15/2023		60	83
1.750% due 07/04/2022		170	243
1.875% due 10/01/2015		30	42
3.500% due 10/07/2019		60	93
5.625% due 01/04/2028		20	40
6.250% due 01/04/2024		48	95
State of Berlin
3.750% due 03/23/2015		70	100
State of Brandenburg
3.625% due 01/26/2015		30	43
State of Hesse
4.000% due 01/05/2015		70	99
State of North Rhine-Westphalia
2.875% due 05/20/2016		130	189
3.500% due 07/07/2021		90	141
4.500% due 02/15/2018		70	110
State of Saxony-Anhalt
4.000% due 09/26/2016		20	30

			1,392

Total Germany (Cost $2,311)			2,465

IRELAND 2.5%
CORPORATE BONDS & NOTES 2.5%
German Postal Pensions Securitisation PLC
3.750% due 01/18/2021		50	79

Total Ireland (Cost $75)			79

NETHERLANDS 14.4%
CORPORATE BONDS & NOTES 14.4%
Bayer Capital Corp. BV
4.625% due 09/26/2014	20	28
Deutsche Bahn Finance BV
4.875% due 03/12/2019	50	81
Deutsche Telekom International Finance BV
7.500% due 01/24/2033	40	85
E.ON International Finance BV
5.750% due 05/07/2020	30	51
EnBW International Finance BV
4.125% due 07/07/2015	30	43
LANXESS Finance BV
7.750% due 04/09/2014	20	28
RWE Finance BV
6.500% due 08/10/2021	30	54
Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018	10	16
Volkswagen International Finance NV
7.000% due 02/09/2016	30	46
Wuerth Finance International BV
3.750% due 05/25/2018	20	30

Total Netherlands (Cost $433)		462

Total Investments in Securities (Cost $2,952)		3,145

Total Investments 98.3% (Cost $2,952)		$3,145
Other Assets and Liabilities, net 1.7%		56

Net Assets 100.0%		$3,201

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
France
Sovereign Issues	$0	$139	$0	$139
Germany
Corporate Bonds & Notes	0	1,073	0	1,073
Sovereign Issues	0	1,392	0	1,392
Ireland
Corporate Bonds & Notes	0	79	0	79
Netherlands
Corporate Bonds & Notes	0	462	0	462

Total Investments	$0	$3,145	$0	$3,145

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0%
MUNICIPAL BONDS & NOTES 90.3%
ARIZONA 2.5%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, (BABs), Series 2010
4.839% due 01/01/2041	$480	$518

CALIFORNIA 42.8%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,178
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	800	968
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	500	656
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	750	870
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,236
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	902
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	250	284
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
6.156% due 05/15/2036	1,000	1,161
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	858
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	580

		8,693

GEORGIA 3.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	550	624

ILLINOIS 4.5%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	100	110
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	795

		905

KENTUCKY 3.0%
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Bonds, (BABs), Series 2010
6.250% due 05/15/2043	500	616

MARYLAND 2.9%
Maryland State Transportation Authority Revenue Bonds, (BABs), Series 2009
5.788% due 07/01/2029	500	584

MINNESOTA 2.3%
Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	473

NEBRASKA 2.7%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	500	549

NEVADA 4.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2009
6.881% due 07/01/2042	790	851

NEW YORK 8.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	614
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	538
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	350	386

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	200	221

		1,759

NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	109

OHIO 6.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	500	570
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	750	724

		1,294

PENNSYLVANIA 1.4%
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
5.848% due 12/01/2037	250	282

TENNESSEE 0.6%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	119

TEXAS 1.7%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	347

WASHINGTON 3.0%
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	608

Total Municipal Bonds & Notes (Cost $17,624)		18,331

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes
0.250% due 01/15/2015	300	300
0.250% due 01/31/2015	300	300

Total U.S. Treasury Obligations (Cost $600)		600

SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (a) 0.8%
		172

U.S. TREASURY BILLS 4.9%
0.089% due 08/14/2014	1,000	1,000

Total Short-Term Instruments (Cost $1,172)		1,172

Total Investments in Securities (Cost $19,396)		20,103

Total Investments 99.0% (Cost $19,396)		$20,103
Other Assets and Liabilities, net 1.0%		202

Net Assets 100.0%		$20,305

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$172	Fannie Mae 2.260% due 10/17/2022	$(176)	$172	$172

Total Repurchase Agreements						$(176)	$172	$172

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$518	$0	$518
California	0	8,693	0	8,693
Georgia	0	624	0	624
Illinois	0	905	0	905
Kentucky	0	616	0	616
Maryland	0	584	0	584
Minnesota	0	473	0	473
Nebraska	0	549	0	549
Nevada	0	851	0	851
New York	0	1,759	0	1,759
North Carolina	0	109	0	109
Ohio	0	1,294	0	1,294
Pennsylvania	0	282	0	282
Tennessee	0	119	0	119
Texas	0	347	0	347
Washington	0	608	0	608
U.S. Treasury Obligations	0	600	0	600
Short-Term Instruments
Repurchase Agreements	0	172	0	172
U.S. Treasury Bills	0	1,000	0	1,000

Total Investments	$0	$20,103	$0	$20,103

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
CORPORATE BONDS & NOTES 77.0%
BANKING & FINANCE 38.3%
Ally Financial, Inc.
7.500% due 09/15/2020		$700	$835
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		1,400	1,377
Bank of America Corp.
3.300% due 01/11/2023		700	676
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	400	578
Barclays Bank PLC
7.750% due 04/10/2023		$200	221
Barclays PLC
8.250% due 12/29/2049 (a)		400	421
Credit Agricole S.A.
8.125% due 09/19/2033		200	229
Denali Borrower LLC
5.625% due 10/15/2020		200	204
Fiat Finance & Trade S.A.
7.750% due 10/17/2016	EUR	1,200	1,845
General Electric Capital Corp.
5.625% due 05/01/2018		$1,200	1,373
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		200	215
HSBC Finance Corp.
6.676% due 01/15/2021		1,000	1,169
International Lease Finance Corp.
5.750% due 05/15/2016		1,200	1,294
JPMorgan Chase & Co.
6.300% due 04/23/2019		800	942
KBC Bank NV
8.000% due 01/25/2023		200	225
RCI Banque S.A.
3.500% due 04/03/2018		800	832
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		800	826
SLM Corp.
8.450% due 06/15/2018		800	945
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	700	1,224
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$200	196
Wells Fargo & Co.
3.500% due 03/08/2022		1,000	1,022

			16,649

INDUSTRIALS 21.6%
Activision Blizzard, Inc.
6.125% due 09/15/2023		200	218
Community Health Systems, Inc.
6.875% due 02/01/2022		800	840
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		500	505
Crown Castle International Corp.
5.250% due 01/15/2023		200	204
DISH DBS Corp.
7.875% due 09/01/2019		800	948
Ecopetrol S.A.
7.625% due 07/23/2019		800	963
Enterprise Products Operating LLC
3.350% due 03/15/2023		1,000	977
HCA, Inc.
6.500% due 02/15/2020		1,100	1,235
Lafarge S.A.
6.250% due 04/13/2018	EUR	400	623
MCE Finance Ltd.
5.000% due 02/15/2021		$200	201
Petrobras International Finance Co.
5.375% due 01/27/2021		500	508
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		2,400	1,284
Sibur Securities Ltd.
3.914% due 01/31/2018		200	185

Tesoro Logistics LP
6.125% due 10/15/2021		200	213
Tullow Oil PLC
6.000% due 11/01/2020		200	204
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		200	207
Whiting Petroleum Corp.
5.000% due 03/15/2019		100	106

			9,421

UTILITIES 17.1%
CenturyLink, Inc.
5.625% due 04/01/2020		200	211
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		800	828
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		1,000	889
Petrobras Global Finance BV
6.250% due 03/17/2024		200	207
Petroleos Mexicanos
4.875% due 01/24/2022		900	943
Sprint Corp.
7.875% due 09/15/2023		1,600	1,764
Targa Resources Partners LP
4.250% due 11/15/2023		200	186
Telecom Italia SpA
7.375% due 12/15/2017	GBP	700	1,307
Verizon Communications, Inc.
5.150% due 09/15/2023		$1,000	1,097

			7,432

Total Corporate Bonds & Notes (Cost $33,189)			33,502

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.250% due 02/28/2015		100	100

Total U.S. Treasury Obligations (Cost $100)			100

SOVEREIGN ISSUES 14.2%
Brazil Government International Bond
4.875% due 01/22/2021		1,400	1,495
Indonesia Government International Bond
5.875% due 03/13/2020		1,800	1,975
Mexico Government International Bond
3.625% due 03/15/2022		1,000	1,004
Peru Government International Bond
7.350% due 07/21/2025		800	1,033
Poland Government International Bond
5.000% due 03/23/2022		600	656

Total Sovereign Issues (Cost $6,060)			6,163

SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS (b) 0.6%			274

U.S. TREASURY BILLS 7.1%
0.054% due 04/03/2014		3,100	3,100

Total Short-Term Instruments (Cost $3,374)			3,374

Total Investments in Securities (Cost $42,723)			43,139

Total Investments 99.1% (Cost $42,723)			$43,139
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)			(4)
Other Assets and Liabilities, net 0.9%			376

Net Assets 100.0%			$43,511

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$274	Fannie Mae 2.260% due 10/17/2022	$(281)	$274	$274

Total Repurchase Agreements						$(281)	$274	$274

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	3,659		$5,022	$0	$(19)
BRC	04/2014		$47	EUR	34	0	0
FBF	04/2014		1,069		779	5	0
HUS	04/2014		818		595	1	0
	06/2014	GBP	1,502		$2,512	9	0
RYL	04/2014		$3,101	EUR	2,251	0	0
	05/2014	EUR	2,251		$3,101	0	0

Total Forward Foreign Currency Contracts						$15	$(19)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,649	$0	$16,649
Industrials	0	8,916	505	9,421
Utilities	0	7,432	0	7,432
U.S. Treasury Obligations	0	100	0	100
Sovereign Issues	0	6,163	0	6,163
Short-Term Instruments
Repurchase Agreements	0	274	0	274
U.S. Treasury Bills	0	3,100	0	3,100

Total Investments	$0	$42,634	$505	$43,139

Financial Derivative Instruments - Assets
Over the counter	$0	$15	$0	$15

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(19)	$0	$(19)

Totals	$0	$42,630	$505	$43,135

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2014:

Category and Subcategory	Beginning Balance at 01/22/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$506	$0	$0	$0	$(1)	$0	$0	$505	$(1)

Totals	$0	$506	$0	$0	$0	$(1)	$0	$0	$505	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$505	Third-Party Vendor	Broker Quote	101.00

Total	$505

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.7%
CORPORATE BONDS & NOTES 65.6%
BANKING & FINANCE 38.7%
Achmea Hypotheekbank NV
0.588% due 11/03/2014	$500	$501
American Express Centurion Bank
0.687% due 11/13/2015	42,000	42,209
American Express Credit Corp.
0.746% due 07/29/2016	23,025	23,193
1.750% due 06/12/2015	5,000	5,071
2.750% due 09/15/2015	3,800	3,917
American Honda Finance Corp.
0.609% due 05/26/2016	10,000	10,050
1.000% due 08/11/2015	12,550	12,628
1.450% due 02/27/2015	18,275	18,460
American International Group, Inc.
3.000% due 03/20/2015	6,200	6,350
5.050% due 10/01/2015	6,000	6,381
Banco Santander Brasil S.A.
4.500% due 04/06/2015	4,000	4,140
Banco Santander Chile
3.750% due 09/22/2015	1,900	1,971
Bank Nederlandse Gemeenten
0.516% due 05/15/2018	22,800	22,863
2.500% due 01/11/2016	2,500	2,588
Bank of America Corp.
1.500% due 10/09/2015	5,000	5,047
4.500% due 04/01/2015	32,825	34,065
Bank of Montreal
1.300% due 10/31/2014	875	880
2.625% due 01/25/2016	4,400	4,565
Bank of New York Mellon Corp.
0.466% due 03/04/2016	5,600	5,606
Bank of Nova Scotia
1.250% due 11/07/2014 (c)	4,157	4,181
1.750% due 03/22/2017	5,300	5,399
1.850% due 01/12/2015	2,470	2,500
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.684% due 02/26/2016	20,000	20,030
Banque PSA Finance S.A.
2.143% due 04/04/2014	4,750	4,756
3.375% due 04/04/2014	500	500
Branch Banking & Trust Co.
0.565% due 10/28/2015	12,000	12,016
Caisse Centrale Desjardins
1.600% due 03/06/2017	1,400	1,420
2.550% due 03/24/2016	10,000	10,379
Citigroup, Inc.
0.516% due 11/05/2014	500	500
2.250% due 08/07/2015	7,000	7,131
2.650% due 03/02/2015	24,480	24,931
4.750% due 05/19/2015	510	533
5.500% due 10/15/2014	6,109	6,271
6.010% due 01/15/2015	4,000	4,170
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.250% due 07/31/2015	5,000	5,118
3.200% due 03/11/2015	700	719
Danske Bank A/S
1.292% due 04/14/2014	650	650
Dexia Credit Local S.A.
0.537% due 11/13/2015	55,000	55,005
0.538% due 01/17/2016	23,000	23,042
0.616% due 11/07/2016	5,000	5,001
0.676% due 01/11/2017	8,000	8,019
1.250% due 10/18/2016	11,600	11,639
DNB Boligkreditt A/S
1.450% due 03/21/2019	3,500	3,444
2.100% due 10/14/2016	29,500	30,194
2.900% due 03/29/2017	25,200	26,263
Export-Import Bank of Korea
0.934% due 11/26/2016	7,000	7,024
0.992% due 01/14/2017	7,500	7,546
1.083% due 09/17/2016	17,900	17,965
1.250% due 11/20/2015	17,550	17,700
2.034% due 03/21/2015	7,000	7,086
3.750% due 10/20/2016	2,500	2,667
4.125% due 09/09/2015	1,500	1,573
5.875% due 01/14/2015	7,600	7,912

FMS Wertmanagement AoeR
0.489% due 06/30/2015	600	602
Ford Motor Credit Co. LLC
1.018% due 01/17/2017	3,000	3,019
2.500% due 01/15/2016	400	411
2.750% due 05/15/2015	3,000	3,062
3.875% due 01/15/2015	1,400	1,434
5.625% due 09/15/2015	310	331
7.000% due 04/15/2015	9,030	9,608
12.000% due 05/15/2015	1,500	1,685
General Electric Capital Corp.
0.433% due 10/06/2015	21,200	21,215
0.439% due 01/08/2016	26,200	26,203
0.472% due 01/14/2016	8,200	8,209
0.836% due 12/11/2015	14,032	14,134
1.000% due 08/11/2015	9,000	9,082
5.000% due 01/08/2016	6,600	7,101
Goldman Sachs Group, Inc.
0.637% due 07/22/2015	10,000	9,998
0.742% due 01/12/2015	9,000	9,012
3.300% due 05/03/2015	59,305	60,926
3.700% due 08/01/2015	250	259
5.125% due 01/15/2015	17,900	18,533
Hana Bank
1.362% due 11/09/2016	4,100	4,124
1.375% due 02/05/2016	3,400	3,413
4.000% due 11/03/2016	3,800	4,053
4.500% due 10/30/2015	125	132
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	4,000	4,014
HSBC Bank PLC
3.500% due 06/28/2015	1,000	1,037
HSBC Finance Corp.
0.666% due 06/01/2016	18,435	18,419
3.750% due 11/15/2014	1,000	1,011
5.000% due 06/30/2015	1,300	1,365
5.500% due 01/19/2016	1,355	1,464
HSBC USA, Inc.
2.375% due 02/13/2015	16,800	17,091
HSH Nordbank AG
0.384% due 12/31/2015	27,700	27,522
Hypothekenbank Frankfurt AG
0.102% due 09/20/2017	1,200	1,166
Hyundai Capital Services, Inc.
1.035% due 03/18/2017	5,800	5,811
4.375% due 07/27/2016	5,000	5,340
6.000% due 05/05/2015	9,200	9,696
Industrial Bank of Korea
4.375% due 08/04/2015	8,375	8,762
ING Bank NV
1.635% due 06/09/2014	3,000	3,008
International Lease Finance Corp.
5.650% due 06/01/2014	700	706
5.750% due 05/15/2016	1,150	1,240
6.500% due 09/01/2014	4,450	4,561
8.625% due 09/15/2015	2,000	2,210
IPIC GMTN Ltd.
1.750% due 11/30/2015	7,100	7,217
3.125% due 11/15/2015	4,400	4,558
John Deere Capital Corp.
0.750% due 01/22/2016	3,400	3,416
JPMorgan Chase & Co.
0.756% due 02/15/2017	48,000	48,075
0.854% due 02/26/2016	14,600	14,677
0.899% due 10/15/2015	29,692	29,845
1.875% due 03/20/2015	10,900	11,042
JPMorgan Chase Bank N.A.
0.486% due 07/30/2015	1,650	1,653
Kookmin Bank
0.886% due 03/11/2016	8,000	7,977
0.984% due 03/14/2017	18,500	18,470
1.114% due 01/27/2017	10,800	10,851
1.375% due 01/15/2016	2,000	2,007
1.492% due 10/11/2016	4,400	4,463
Korea Development Bank
0.686% due 06/11/2015	10,000	9,999
0.862% due 01/22/2017	11,800	11,823
3.250% due 03/09/2016	1,200	1,255
4.375% due 08/10/2015	10,940	11,481
Korea Exchange Bank
1.750% due 09/27/2015	1,500	1,514
3.125% due 06/26/2017	3,000	3,122
Lloyds Bank PLC
4.375% due 01/12/2015	2,000	2,059

Macquarie Bank Ltd.
1.024% due 03/24/2017	39,500	39,587
3.450% due 07/27/2015	1,000	1,032
MBNA Corp.
5.000% due 06/15/2015	1,730	1,810
MetLife Institutional Funding
1.625% due 04/02/2015	4,000	4,049
Morgan Stanley
1.184% due 12/19/2014	5,500	5,524
2.875% due 07/28/2014	650	655
4.100% due 01/26/2015	2,700	2,778
4.200% due 11/20/2014	15,233	15,581
6.000% due 05/13/2014	30,129	30,316
6.000% due 04/28/2015	9,900	10,454
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,800	1,813
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015	2,750	2,765
3.050% due 03/01/2016	1,700	1,778
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	41,000	41,177
Nordea Bank AB
3.700% due 11/13/2014	2,259	2,304
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017	4,000	4,116
NRW Bank
0.439% due 07/08/2016	19,260	19,322
0.477% due 10/16/2017	20,930	21,028
PACCAR Financial Corp.
0.507% due 02/08/2016	5,500	5,517
0.800% due 02/08/2016	2,500	2,503
1.050% due 06/05/2015	1,000	1,007
Prudential Covered Trust
2.997% due 09/30/2015	15,680	16,102
Qatari Diar Finance Co.
3.500% due 07/21/2015	5,400	5,595
QNB Finance Ltd.
3.125% due 11/16/2015	15,400	15,977
RCI Banque S.A.
2.112% due 04/11/2014	4,450	4,451
Royal Bank of Canada
0.625% due 12/05/2016	5,000	5,005
1.200% due 09/19/2018	10,000	9,940
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	2,000	2,043
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014	6,700	6,784
SLM Corp.
3.875% due 09/10/2015	700	725
5.050% due 11/14/2014	300	308
6.250% due 01/25/2016	2,000	2,157
Standard Chartered PLC
3.200% due 05/12/2016	20,816	21,737
3.850% due 04/27/2015	17,590	18,176
Sumitomo Mitsui Banking Corp.
0.670% due 01/10/2017	13,100	13,141
Svensk Exportkredit AB
0.414% due 06/12/2017	15,600	15,618
0.537% due 01/23/2017	4,850	4,882
0.612% due 11/09/2017	4,825	4,874
Svenska Handelsbanken AB
0.684% due 03/21/2016	26,630	26,750
Swedbank Hypotek AB
2.125% due 08/31/2016	1,100	1,133
2.950% due 03/28/2016 (c)	16,200	16,923
Temasek Financial Ltd.
4.500% due 09/21/2015	1,000	1,059
Toyota Motor Credit Corp.
0.385% due 03/10/2015	10,400	10,415
0.526% due 05/17/2016	21,400	21,494
Union Bank N.A.
0.985% due 09/26/2016	5,400	5,457
WEA Finance LLC
5.750% due 09/02/2015	5,400	5,761

		1,541,865

INDUSTRIALS 19.2%
AbbVie, Inc.
1.200% due 11/06/2015	39,750	40,108
Agilent Technologies, Inc.
5.500% due 09/14/2015	1,500	1,600
America Movil S.A.B. de C.V.
1.234% due 09/12/2016	31,000	31,364
2.375% due 09/08/2016	2,700	2,792
3.625% due 03/30/2015	11,000	11,363
5.750% due 01/15/2015	400	416

Amgen, Inc.
1.875% due 11/15/2014	15,000	15,120
4.850% due 11/18/2014	3,200	3,284
Anadarko Petroleum Corp.
5.750% due 06/15/2014	4,000	4,041
Anglo American Capital PLC
9.375% due 04/08/2014	20,549	20,575
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	1,445	1,495
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	12,100	12,145
4.125% due 01/15/2015	1,318	1,355
BAT International Finance PLC
1.400% due 06/05/2015	7,500	7,561
BMW Finance NV
0.813% due 06/16/2014 (a)	9,000	9,008
Boston Scientific Corp.
6.250% due 11/15/2015	6,000	6,498
Cameron International Corp.
1.150% due 12/15/2016	5,400	5,393
Campbell Soup Co.
0.538% due 08/01/2014	18,556	18,573
Canadian Natural Resources Ltd.
0.609% due 03/30/2016	6,000	6,000
Cisco Systems, Inc.
0.516% due 03/03/2017	12,600	12,635
CNOOC Finance Ltd.
1.125% due 05/09/2016	3,000	3,001
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,350	3,352
Covidien International Finance S.A.
1.350% due 05/29/2015	5,500	5,546
2.800% due 06/15/2015	3,000	3,077
COX Communications, Inc.
5.450% due 12/15/2014	1,465	1,515
5.500% due 10/01/2015	792	845
CRH America, Inc.
4.125% due 01/15/2016	1,269	1,338
Daimler Finance North America LLC
0.585% due 03/10/2017	6,600	6,609
0.842% due 01/09/2015	270	271
0.918% due 08/01/2016	2,000	2,019
1.650% due 04/10/2015	550	555
1.875% due 09/15/2014	1,500	1,509
2.300% due 01/09/2015	7,300	7,394
Dell, Inc.
0.847% due 04/01/2014	525	525
Devon Energy Corp.
0.683% due 12/15/2015	23,150	23,187
Ecolab, Inc.
1.000% due 08/09/2015	2,500	2,509
3.000% due 12/08/2016	7,500	7,865
Energy Transfer Partners LP
8.500% due 04/15/2014	1,777	1,782
Ensco PLC
3.250% due 03/15/2016	4,000	4,173
Enterprise Products Operating LLC
5.000% due 03/01/2015	2,400	2,495
5.600% due 10/15/2014	1,500	1,540
Express Scripts Holding Co.
2.750% due 11/21/2014	31,989	32,459
FBG Finance Ltd.
5.125% due 06/15/2015	16,000	16,834
Foster’s Finance Corp.
4.875% due 10/01/2014	1,200	1,226
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015	3,300	3,320
General Mills, Inc.
0.536% due 01/29/2016	6,800	6,810
Georgia-Pacific LLC
7.700% due 06/15/2015	3,770	4,080
Gilead Sciences, Inc.
2.400% due 12/01/2014	2,550	2,581
Glencore Funding LLC
6.000% due 04/15/2014	7,068	7,080
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	5,110	5,286
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,086	8,527
Hyundai Capital America
1.450% due 02/06/2017	7,500	7,467
1.625% due 10/02/2015	7,250	7,319
1.875% due 08/09/2016	3,400	3,441
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015	500	518

International Business Machines Corp.
1.950% due 07/22/2016	4,323	4,451
Kansas City Southern de Mexico S.A. de C.V.
0.935% due 10/28/2016	7,920	7,965
KazMunayGas National Co. JSC
11.750% due 01/23/2015	4,000	4,300
Kellogg Co.
0.467% due 02/13/2015	1,200	1,202
Korea National Oil Corp.
3.125% due 04/03/2017	4,000	4,179
5.375% due 07/30/2014	2,740	2,781
Linde Finance BV
3.625% due 11/13/2014	4,294	4,376
Maytag Corp.
6.450% due 08/15/2014	850	868
McKesson Corp.
0.635% due 09/10/2015	4,000	4,005
Merck Sharp & Dohme Corp.
4.000% due 06/30/2015	2,850	2,973
Nabors Industries, Inc.
2.350% due 09/15/2016	2,750	2,815
NBCUniversal Enterprise, Inc.
0.776% due 04/15/2016	11,500	11,537
0.924% due 04/15/2018	14,200	14,297
NBCUniversal Media LLC
2.875% due 04/01/2016	2,556	2,659
3.650% due 04/30/2015	7,500	7,746
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	1,500	1,519
Nexen Energy ULC
5.200% due 03/10/2015	700	730
Nissan Motor Acceptance Corp.
0.935% due 09/26/2016	32,775	32,980
1.950% due 09/12/2017	2,200	2,212
4.500% due 01/30/2015	8,845	9,132
Pearson Dollar Finance PLC
5.700% due 06/01/2014	1,700	1,713
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	6,100	6,631
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	10,400	10,451
2.500% due 03/15/2016	1,200	1,231
3.125% due 05/11/2015	5,950	6,099
PepsiCo, Inc.
0.444% due 02/26/2016	6,000	6,010
Petrobras International Finance Co.
2.875% due 02/06/2015	31,800	32,293
Phillips 66
1.950% due 03/05/2015	5,284	5,347
SABIC Capital BV
3.000% due 11/02/2015	5,100	5,264
SABMiller Holdings, Inc.
0.928% due 08/01/2018	4,500	4,539
1.850% due 01/15/2015	14,940	15,086
SABMiller PLC
6.500% due 07/01/2016	1,125	1,259
Symantec Corp.
2.750% due 09/15/2015	3,400	3,491
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015	1,000	1,031
Tesco PLC
2.000% due 12/05/2014	4,150	4,187
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	12,222	12,560
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	500	513
3.200% due 05/01/2015	2,755	2,829
3.200% due 03/01/2016	1,250	1,304
3.250% due 11/20/2014	12,363	12,577
Total Capital Canada Ltd.
0.619% due 01/15/2016	10,900	10,965
Tyco Electronics Group S.A.
1.600% due 02/03/2015	1,500	1,515
UnitedHealth Group, Inc.
0.358% due 08/28/2014	7,250	7,252
0.850% due 10/15/2015	2,500	2,512
Volkswagen International Finance NV
0.676% due 11/18/2016	30,100	30,167
1.150% due 11/20/2015	6,500	6,544
1.625% due 03/22/2015	7,865	7,956
Volvo Treasury AB
5.950% due 04/01/2015	8,205	8,616
WellPoint, Inc.
1.250% due 09/10/2015	4,000	4,028
5.250% due 01/15/2016	9,400	10,104

Williams Partners LP
3.800% due 02/15/2015	4,008	4,117
Wm Wrigley Jr. Co.
3.700% due 06/30/2014	3,099	3,122
Woodside Finance Ltd.
4.500% due 11/10/2014	1,450	1,483
Woolworths Ltd.
2.550% due 09/22/2015	4,200	4,303
WPP Finance U.K.
8.000% due 09/15/2014	4,540	4,689
Xstrata Finance Canada Ltd.
2.850% due 11/10/2014	2,700	2,727

		766,623

UTILITIES 7.7%
AT&T, Inc.
0.654% due 03/30/2017	20,000	20,003
BP Capital Markets PLC
0.566% due 11/06/2015	2,000	2,007
0.656% due 11/07/2016	7,300	7,335
0.700% due 11/06/2015	200	200
0.865% due 09/26/2018	29,450	29,731
3.125% due 10/01/2015	5,075	5,268
Dominion Resources, Inc.
1.950% due 08/15/2016	2,445	2,493
5.150% due 07/15/2015	2,357	2,490
Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000	9,206
Electricite de France
0.694% due 01/20/2017	21,000	21,081
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,500	1,557
8.125% due 07/31/2014	11,800	12,036
Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014	2,500	2,533
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	11,000	11,263
Korea Electric Power Corp.
3.000% due 10/05/2015	6,500	6,690
Korea Gas Corp.
6.000% due 07/15/2014	950	965
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	12,403	12,785
6.250% due 06/17/2014	4,330	4,382
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	3,500	3,646
Metropolitan Edison Co.
4.875% due 04/01/2014	362	362
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	4,900	4,938
Petrobras Global Finance BV
1.855% due 05/20/2016	7,170	7,107
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014	12,950	13,113
Plains All American Pipeline LP
5.875% due 08/15/2016	1,000	1,090
Qtel International Finance Ltd.
3.375% due 10/14/2016	2,000	2,105
6.500% due 06/10/2014	6,500	6,557
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	23,800	24,335
Rosneft Finance S.A.
6.250% due 02/02/2015	1,000	1,030
Scottish Power Ltd.
5.375% due 03/15/2015	2,000	2,085
Shell International Finance BV
0.446% due 11/15/2016	12,550	12,571
Southern California Edison Co.
0.683% due 09/15/2014	4,000	4,007
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,800	1,862
Trans-Allegheny Interstate Line Co.
4.000% due 01/15/2015	9,000	9,218
Verizon Communications, Inc.
0.435% due 03/06/2015	5,370	5,371
1.250% due 11/03/2014	8,200	8,240
1.763% due 09/15/2016	46,750	48,120

		307,782

Total Corporate Bonds & Notes (Cost $2,608,636)		2,616,270

MUNICIPAL BONDS & NOTES 3.0%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.135% due 11/25/2043	1,228	1,238

CALIFORNIA 1.2%
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,500	1,534
5.450% due 04/01/2015	7,400	7,776
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	160	169
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015	5,000	5,019
1.050% due 02/01/2016	7,500	7,541
1.250% due 11/01/2016	4,500	4,530
Orange County, California Revenue Notes, Series 2013
0.730% due 05/01/2014	5,000	5,001
0.760% due 06/30/2014	1,500	1,501
University of California Revenue Bonds, Series 2011
0.735% due 07/01/2041	13,000	13,004

		46,075

FLORIDA 0.0%
JEA Water & Sewer System, Florida Revenue Notes, Series 2013
1.286% due 10/01/2016	1,205	1,205

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017	5,000	5,009

MICHIGAN 0.2%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2020	3,000	3,000
Oakland County, Michigan Certificates of Participation Notes, Series 2007
6.000% due 04/01/2016	5,700	5,700

		8,700

MINNESOTA 0.0%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, (GTD Insured), Series 2004
0.425% due 04/29/2019	444	439
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
3.093% due 03/01/2015	900	920

		1,359

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	2,950	2,954
New Jersey Economic Development Authority Revenue Notes, Series 2013
0.857% due 03/01/2015	10,500	10,537

		13,491

NEW YORK 0.8%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	3,000	3,077
5.000% due 10/15/2015	900	964
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	6,100	6,244
5.125% due 10/01/2015	7,000	7,502
New York City, New York General Obligation Notes, Series 2010
2.230% due 10/01/2014	2,680	2,707
3.100% due 03/01/2015	700	718
New York City, New York General Obligation Notes, Series 2011
2.680% due 06/01/2017	8,000	8,331
New York State Dormitory Authority Revenue Notes, Series 2010
3.125% due 12/01/2015	100	104
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 10/01/2015	2,000	2,138

New York State Environmental Facilities Corp. Revenue Notes, Series 2012
0.599% due 06/15/2014	380	380

		32,165

OREGON 0.1%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
3.000% due 11/01/2016	3,500	3,595

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2013
0.545% due 06/01/2014	950	950
0.745% due 06/01/2015	1,195	1,200

		2,150

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
0.855% due 06/01/2014	1,495	1,496

TEXAS 0.1%
Harris County, Texas General Obligation Notes, Series 2012
2.250% due 10/01/2015	400	411
Texas State General Obligation Notes, Series 2013
0.556% due 06/01/2018	3,800	3,803

		4,214

VIRGINIA 0.0%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, (GTD Insured), Series 2013
0.660% due 03/01/2015	200	200

Total Municipal Bonds & Notes (Cost $120,642)		120,897

U.S. GOVERNMENT AGENCIES 9.6%
Fannie Mae
0.404% due 08/27/2036 - 05/25/2037	4,180	4,187
0.500% due 04/29/2016 (c)	10,000	9,985
0.504% due 11/25/2036	1,012	1,013
0.554% due 06/25/2026 - 12/25/2043	36,791	36,838
0.556% due 04/18/2028 - 09/18/2031	2,362	2,381
0.574% due 03/25/2037	1,400	1,403
0.595% due 08/25/2015	7,210	7,225
0.604% due 05/25/2017 - 06/25/2042	3,612	3,614
0.654% due 06/25/2031 - 12/25/2040	1,194	1,201
0.656% due 05/18/2032	590	596
0.704% due 09/25/2041	9,311	9,386
0.706% due 03/18/2032	389	394
0.734% due 06/25/2041 - 07/25/2041	31,225	31,419
0.750% due 12/19/2014 (c)	95,100	95,543
0.834% due 12/25/2037 - 02/25/2041	4,060	4,096
0.854% due 05/25/2037	499	502
0.857% due 01/01/2021	3,319	3,321
0.904% due 02/25/2040	395	398
1.004% due 07/25/2038	666	679
3.000% due 02/01/2043 - 06/01/2043	559	541
4.487% due 04/01/2014	179	179
5.000% due 04/15/2015 (c)	3,250	3,413
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	994	993
Federal Farm Credit Bank
0.185% due 09/12/2016 (c)	32,007	32,033
0.280% due 09/19/2016 (c)	30,000	30,046
Federal Home Loan Bank
0.250% due 01/16/2015 (c)	56,040	56,100
Freddie Mac
0.395% due 05/15/2036	297	297
0.405% due 11/15/2036	23	23
0.475% due 02/15/2037	3,615	3,611
0.575% due 04/15/2041	1,227	1,231
0.655% due 07/15/2039	650	653
Ginnie Mae
0.457% due 09/20/2033	74	74
0.709% due 04/20/2062	7,211	7,220
0.859% due 02/20/2062	9,198	9,272
1.209% due 02/20/2062	7,136	7,296
6.000% due 12/15/2033	53	61
6.500% due 11/15/2033 - 09/15/2034	46	52
7.000% due 01/15/2024 - 07/15/2032	293	315
7.500% due 07/15/2014 - 06/15/2028	255	276
10.000% due 02/15/2016 - 04/15/2025	41	43
10.500% due 09/15/2015	0	1
11.000% due 07/15/2015 - 09/20/2019	5	4
11.500% due 08/15/2015 - 11/15/2019	1	1

NCUA Guaranteed Notes
0.506% due 12/07/2020	1,867	1,869
0.526% due 11/06/2017	5,295	5,307
0.536% due 03/06/2020	2,832	2,840
0.716% due 12/08/2020	3,680	3,717
1.600% due 10/29/2020	2,187	2,202

Total U.S. Government Agencies (Cost $383,384)		383,851

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.375% due 03/31/2016 (c)	18,200	18,166

Total U.S. Treasury Obligations (Cost $18,166)		18,166

MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Commercial Mortgage Trust
5.731% due 05/10/2045	1,300	1,408
Banc of America Mortgage Trust
2.624% due 03/25/2034	535	544
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	676	679
BCAP LLC Trust
2.451% due 05/26/2036	1,548	1,550
Bear Stearns Adjustable Rate Mortgage Trust
2.548% due 08/25/2033	2,489	2,493
Bear Stearns Commercial Mortgage Securities Trust
4.978% due 07/11/2042	6,666	6,733
BNPP Mortgage Securities LLC Trust
6.000% due 08/27/2037	548	578
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.216% due 07/15/2044	1,995	2,095
5.289% due 12/11/2049	7,861	8,564
5.303% due 01/15/2046	4,158	4,418
Commercial Mortgage Trust
0.285% due 12/15/2020	1,454	1,448
2.365% due 02/10/2029	11,100	11,380
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	4,888	5,265
5.644% due 03/15/2039	5,178	5,592
5.971% due 09/15/2039	182	183
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 11/15/2037	25,016	25,384
DBRR Trust
0.853% due 02/25/2045	11,999	11,945
0.946% due 09/25/2045	7,030	7,044
Fosse Master Issuer PLC
1.637% due 10/18/2054	2,689	2,699
GS Mortgage Securities Trust
5.396% due 08/10/2038	2,165	2,170
JPMorgan Chase Commercial Mortgage Securities Pass-Through Trust
5.546% due 05/15/2041	355	354
JPMorgan Chase Commercial Mortgage Securities Trust
1.525% due 07/15/2046	67	67
4.654% due 01/12/2037	635	636
4.818% due 01/15/2042	3,767	3,851
4.899% due 01/12/2037	3,100	3,157
4.928% due 09/12/2037	534	534
5.201% due 08/12/2037	767	769
5.230% due 12/15/2044	1,761	1,788
5.506% due 12/12/2044	3,396	3,497
5.681% due 02/12/2049	3,260	3,461
5.814% due 06/12/2043	2,604	2,814
5.815% due 06/15/2049	2,320	2,472
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	12,200	12,589
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.855% due 11/15/2031	2,712	2,722
Merrill Lynch Floating Trust
0.692% due 07/09/2021	13,335	13,316
Merrill Lynch Mortgage Investors Trust
6.720% due 11/15/2026	954	1,009
Merrill Lynch Mortgage Trust
5.280% due 02/12/2042	109	109
Morgan Stanley Capital Trust
1.085% due 03/15/2045	1,383	1,386
3.884% due 09/15/2047	20,523	21,437
4.989% due 08/13/2042	1,200	1,244
5.418% due 03/12/2044	4,973	5,282
5.427% due 06/15/2038	136	136
5.439% due 02/12/2044	90	91
5.610% due 04/15/2049	88	90
Morgan Stanley Re-REMIC Trust
5.819% due 08/12/2045	1,927	2,136
RBSSP Resecuritization Trust
0.654% due 10/26/2036	708	687
2.324% due 12/26/2036	3,998	4,032
2.692% due 05/26/2037	3,447	3,428

Selkirk Ltd.
1.183% due 02/20/2041	6,445	6,391
UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	3,097	3,130
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020	209	207
WaMu Commercial Mortgage Securities Trust
5.336% due 03/23/2045	11,876	12,261
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044	917	925
1.607% due 06/15/2044	2,153	2,170

Total Mortgage-Backed Securities (Cost $221,123)		220,350

ASSET-BACKED SECURITIES 8.5%
ACA CLO Ltd.
0.489% due 07/25/2018	1,246	1,243
AIMCO CLO
0.487% due 10/20/2019	285	284
Ally Auto Receivables Trust
0.740% due 04/15/2016	3,749	3,755
ALM Ltd.
1.467% due 02/13/2023	22,500	22,496
Apidos CDO Ltd.
0.494% due 06/12/2020	2,342	2,331
0.499% due 07/27/2017	175	175
Apidos Quattro CDO
0.487% due 01/20/2019	1,220	1,218
Ares CLO Ltd.
0.865% due 11/25/2020	9,858	9,733
Atrium
0.814% due 10/27/2016	1,300	1,302
Avenue CLO Ltd.
0.497% due 07/20/2018	2,149	2,149
Babson CLO Ltd.
0.529% due 04/15/2019	1,211	1,207
Callidus Debt Partners CLO Fund Ltd.
0.498% due 04/17/2020	435	434
Carlyle Veyron CLO Ltd.
0.489% due 07/15/2018	2,811	2,807
Celf Loan Partners Ltd.
1.235% due 07/25/2019	3,251	3,251
Centurion CDO Ltd.
0.555% due 03/08/2017	7,735	7,719
Citibank Credit Card Issuance Trust
0.356% due 05/09/2018	12,500	12,505
0.396% due 02/07/2018	12,000	12,019
Citibank Omni Master Trust
2.905% due 08/15/2018	63,750	64,375
4.900% due 11/15/2018	19,320	19,854
5.350% due 08/15/2018	2,500	2,546
COA Summit CLO Ltd.
1.586% due 04/20/2023	3,000	2,990
ColumbusNova CLO Ltd.
0.497% due 07/18/2018	1,103	1,094
Cornerstone CLO Ltd.
0.459% due 07/15/2021	4,000	3,923
Denali Capital CLO Ltd.
0.497% due 04/21/2020	782	783
Dryden Leveraged Loan CDO
0.477% due 10/20/2020	3,262	3,238
1.788% due 10/17/2020	6,150	6,151
Dryden Senior Loan Fund
1.409% due 01/15/2022	4,500	4,500
Duane Street CLO Ltd.
0.492% due 01/11/2021	1,376	1,362
Educational Services of America, Inc.
0.884% due 04/25/2039	3,948	3,956
Flagship CLO
0.465% due 09/20/2019	626	622
Ford Credit Auto Lease Trust
0.334% due 10/15/2016	15,000	15,000
Fore CLO Ltd.
0.482% due 07/20/2019	2,218	2,204
Four Corners CLO Ltd.
0.505% due 01/26/2020	1,277	1,269
Franklin CLO Ltd.
0.493% due 06/15/2018	2,820	2,783
Fraser Sullivan CLO Ltd.
0.493% due 03/15/2020	368	366
GCO Education Loan Funding Trust
0.315% due 11/25/2020	8	8
Golden Knight CDO Corp.
0.479% due 04/15/2019	3,184	3,154

Goldentree Loan Opportunities Ltd.
0.932% due 10/18/2021	1,049	1,046
Gracechurch Card Funding PLC
0.855% due 02/15/2017	14,400	14,477
Hyundai Capital Auto Funding Ltd.
1.156% due 09/20/2016	395	393
ING Investment Management CLO Ltd.
0.457% due 12/13/2020	1,266	1,263
0.487% due 12/13/2020	2,841	2,802
Inwood Park CDO Ltd.
0.462% due 01/20/2021	3,240	3,223
Jersey Street CLO Ltd.
0.487% due 10/20/2018	1,266	1,260
Kingsland Ltd.
0.483% due 06/13/2019	487	487
Landmark CDO Ltd.
0.477% due 10/19/2020	2,948	2,941
Madison Park Funding Ltd.
0.507% due 05/10/2019	390	389
Marathon CLO Ltd.
0.505% due 12/20/2019	339	338
Morgan Stanley Investment Management Croton Ltd.
0.499% due 01/15/2018	4,934	4,918
Northstar Education Finance, Inc.
0.375% due 01/28/2017	7,000	6,928
0.854% due 12/26/2031	4,168	4,175
Panhandle-Plains Higher Education Authority, Inc.
0.733% due 10/01/2018	40	40
0.733% due 07/01/2021	3,817	3,820
1.363% due 10/01/2035	1,741	1,768
Race Point CLO Ltd.
0.499% due 04/15/2020	5,317	5,287
SLM Student Loan Trust
0.239% due 07/25/2017	545	543
0.319% due 04/25/2023	335	335
0.389% due 01/25/2021	1,591	1,589
0.414% due 05/25/2018	16,103	16,114
0.433% due 03/15/2019	1,037	1,036
0.439% due 01/25/2016	325	325
0.589% due 10/25/2016	3,005	3,007
0.639% due 04/25/2023	12,866	12,858
0.739% due 10/25/2017	1,658	1,660
0.854% due 01/25/2029	7,630	7,709
0.905% due 10/16/2023	2,616	2,622
1.339% due 10/25/2016	697	698
1.739% due 04/25/2023	1,222	1,262
South Carolina Student Loan Corp.
0.689% due 01/25/2021	117	117
Stanfield Bristol CLO Ltd.
0.496% due 10/15/2019	620	620
Stone Tower CLO Ltd.
0.507% due 03/16/2018	1,464	1,465
Structured Asset Investment Loan Trust
1.154% due 11/25/2033	1,874	1,812
WG Horizons CLO
0.494% due 05/24/2019	976	965
WhiteHorse Ltd.
0.508% due 05/01/2018	4,724	4,713

Total Asset-Backed Securities (Cost $340,951)		339,811

SOVEREIGN ISSUES 5.4%
Belgium Government International Bond
0.875% due 09/14/2015	14,000	14,097
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550	9,564
Export-Import Bank of China
5.250% due 07/29/2014	4,700	4,768
Japan Bank for International Cooperation
0.597% due 11/13/2018	21,800	21,835
1.875% due 09/24/2015	20,000	20,420
2.500% due 01/21/2016	8,000	8,266
Japan Finance Organization for Municipalities
0.886% due 05/22/2017	13,000	13,135
Kommunalbanken A/S
0.415% due 02/20/2018	33,500	33,518
0.614% due 03/27/2017	43,150	43,488
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,350	1,427
Qatar Government International Bond
4.000% due 01/20/2015	1,500	1,541
5.150% due 04/09/2014	15,875	15,891
State of North Rhine-Westphalia
0.557% due 05/03/2017	11,000	11,051
0.942% due 07/11/2017	16,500	16,832

Total Sovereign Issues (Cost $215,380)		215,833

SHORT-TERM INSTRUMENTS 8.6%
CERTIFICATES OF DEPOSIT 2.9%
Bank of Nova Scotia
0.373% due 10/02/2015	6,500	6,500
Credit Suisse
0.556% due 08/24/2015	2,500	2,500
0.610% due 01/28/2016	28,700	28,726
0.644% due 12/07/2015	9,600	9,617
Intesa Sanpaolo SpA
1.650% due 04/07/2015	40,500	40,513
Sumitomo Mitsui Banking Corp.
0.647% due 04/01/2015	25,400	25,478

		113,334

COMMERCIAL PAPER 4.5%
Daimler Finance North America LLC
0.585% due 03/04/2015	15,000	14,915
Entergy Corp.
0.940% due 05/29/2014	1,100	1,098
0.950% due 07/21/2014	14,000	13,959
0.960% due 04/07/2014	4,000	3,999
Ford Motor Credit Co. LLC
0.900% due 08/05/2014	14,900	14,874
0.900% due 10/03/2014	1,900	1,894
1.000% due 04/28/2014	8,200	8,194
Glencore Funding LLC
0.670% due 07/15/2014	8,000	7,993
0.670% due 07/16/2014	4,985	4,980
0.670% due 08/11/2014	1,600	1,598
0.680% due 07/07/2014	1,300	1,299
0.680% due 07/08/2014	5,700	5,695
0.700% due 07/16/2014	16,000	15,985
Kansas City Southern Railway
0.620% due 04/10/2014	3,500	3,499
0.700% due 04/02/2014	8,000	8,000
Mohawk Industries, Inc.
0.700% due 04/04/2014	25,000	24,999
Noble Corp.
0.650% due 05/02/2014	34,400	34,381
Time Warner Cable, Inc.
0.360% due 04/15/2014	1,000	1,000
0.370% due 04/15/2014	10,000	9,999

		178,361

REPURCHASE AGREEMENTS (b) 0.0%		842

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
0.125% due 02/03/2015 (c)	14,000	13,997
Korea Development Bank
0.685% due 08/20/2014	17,000	16,998
Korea Finance Corp.
0.565% due 11/25/2014	18,000	18,017

		49,012

Total Short-Term Instruments (Cost $341,333)		341,549

Total Investments in Securities (Cost $4,249,615)		4,256,727

Total Investments 106.7% (Cost $4,249,615)		$4,256,727
Other Assets and Liabilities, net (6.7%)		(265,748)

Net Assets 100.0%		$3,990,979

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BMW Finance NV	0.813%	06/16/2014	12/10/2013	$9,005	$9,008	0.23%

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$842	Fannie Mae 2.260% due 10/17/2022	$(862)	$842	$842

Total Repurchase Agreements						$(862)	$842	$842

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	03/04/2014	03/04/2016	$(2,118)	$(2,118)
	(0.750%)	12/04/2013	10/30/2015	(4,224)	(4,214)
BOS	0.120%	03/31/2014	04/01/2014	(1,796)	(1,796)
BSN	0.100%	03/11/2014	04/11/2014	(24,800)	(24,801)
JPS	0.110%	03/10/2014	04/10/2014	(41,000)	(41,003)
	0.130%	03/18/2014	04/01/2014	(95,694)	(95,699)
	0.130%	03/20/2014	04/21/2014	(79,786)	(79,790)

Total Reverse Repurchase Agreements					$(249,421)

(2)	As of March 31, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended March 31, 2014 was $142,742 at a weighted average interest rate of (0.025%).

(c)	Securities with an aggregate market value of $249,182 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,516,865	$25,000	$1,541,865
Industrials	0	766,623	0	766,623
Utilities	0	307,782	0	307,782
Municipal Bonds & Notes
Arkansas	0	1,238	0	1,238
California	0	46,075	0	46,075
Florida	0	1,205	0	1,205
Massachusetts	0	5,009	0	5,009
Michigan	0	8,700	0	8,700
Minnesota	0	1,359	0	1,359
New Jersey	0	13,491	0	13,491
New York	0	32,165	0	32,165
Oregon	0	3,595	0	3,595
Pennsylvania	0	2,150	0	2,150
South Dakota	0	1,496	0	1,496
Texas	0	4,214	0	4,214
Virginia	0	200	0	200
U.S. Government Agencies	0	381,982	1,869	383,851
U.S. Treasury Obligations	0	18,166	0	18,166
Mortgage-Backed Securities	0	213,959	6,391	220,350
Asset-Backed Securities	0	339,418	393	339,811
Sovereign Issues	0	204,782	11,051	215,833
Short-Term Instruments
Certificates of Deposit	0	113,334	0	113,334
Commercial Paper	0	178,361	0	178,361
Repurchase Agreements	0	842	0	842
Short-Term Notes	0	49,012	0	49,012

Total Investments	$0	$4,212,023	$44,704	$4,256,727

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2014:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$11,909	$24,971	$0	$36	$0	$55	$0	$(11,971)	$25,000	$24
U.S. Government Agencies	17,485	0	(2,787)	(1)	0	29	0	(12,857)	1,869	(3)
Mortgage-Backed Securities	51,095	18,454	(31,564)	(4)	(259)	(81)	0	(31,250)	6,391	5
Asset-Backed Securities	15,996	0	(7,930)	13	33	0	0	(7,719)	393	(5)
Sovereign Issues	34,838	36,197	(60,129)	8	80	57	0	0	11,051	52

Totals	$131,323	$79,622	$(102,410)	$52	$(146)	$60	$0	$(63,797)	$44,704	$73

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$25,000	Benchmark Pricing	Base Price	99.80 - 100.34
U.S. Government Agencies	1,869	Third-Party Vendor	Broker Quote	100.13
Mortgage-Backed Securities	6,391	Benchmark Pricing	Base Price	99.09
Asset-Backed Securities	393	Third-Party Vendor	Broker Quote	99.45
Sovereign Issues	11,051	Benchmark Pricing	Base Price	100.47

Total	$44,704

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Currency Strategy Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
BRAZIL 6.2%
SOVEREIGN ISSUES 6.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	4,100	$1,307

Total Brazil (Cost $1,262)			1,307

MEXICO 13.4%
SOVEREIGN ISSUES 13.4%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	36,034	2,839

Total Mexico (Cost $2,889)			2,839

NEW ZEALAND 2.9%
SOVEREIGN ISSUES 2.9%
New Zealand Government Bond
6.000% due 12/15/2017	NZD	650	602

Total New Zealand (Cost $544)			602

UNITED STATES 8.2%
U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Notes
0.090% due 01/31/2016		$400	400
0.250% due 08/31/2014		629	629
0.500% due 08/15/2014		700	701

Total United States (Cost $1,730)			1,730

SHORT-TERM INSTRUMENTS 68.5%
REPURCHASE AGREEMENTS (b) 1.3%			267

SHORT-TERM NOTES 37.4%
Federal Home Loan Bank
0.060% due 04/10/2014		$2,000	2,000
0.069% due 05/14/2014		1,900	1,900
0.085% due 04/09/2014		2,000	2,000
0.090% due 05/06/2014		2,000	2,000

			7,900

U.S. TREASURY BILLS 29.8%
0.053% due 04/03/2014 - 04/17/2014 (a)		6,300	6,300

Total Short-Term Instruments (Cost $14,467)			14,467

Total Investments in Securities (Cost $20,892)			20,945

Total Investments 99.2% (Cost $20,892)			$20,945
Financial Derivative Instruments (c) 0.6% (Cost or Premiums, net $0)			119
Other Assets and Liabilities, net 0.2%			53

Net Assets 100.0%			$21,117

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$267	Freddie Mac 2.080% due 10/17/2022	$(275)	$267	$267

Total Repurchase Agreements						$(275)	$267	$267

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	BRL	1,573		$667	$0	$(26)
	04/2014		$695	BRL	1,573	0	(2)
	04/2014		1,606	JPY	164,453	0	(13)
	04/2014		846	MYR	2,728	0	(9)
	05/2014	JPY	164,452		$1,606	13	0
	05/2014		$662	BRL	1,573	25	0
BPS	05/2014	MXN	1,418		$106	0	(3)
	05/2014		$3,206	NOK	19,216	0	(1)
	05/2014		1,792	SEK	11,631	4	0
BRC	04/2014	BRL	1,488		$657	2	0
	04/2014	CHF	60		67	0	0
	04/2014	JPY	164,452		1,605	11	0
	04/2014	RUB	63,138		1,741	0	(51)
	04/2014		$619	BRL	1,488	37	0
	04/2014		2,402	GBP	1,446	9	0
	05/2014		1,729	RUB	63,138	48	0
CBK	04/2014	BRL	495		$219	1	0
	04/2014	CAD	1,234		1,116	0	0
	04/2014		$205	BRL	495	13	0
	05/2014		1,116	CAD	1,234	0	0
	05/2014		22	IDR	255,897	1	0
DUB	04/2014		3,204	NOK	19,216	5	0
	04/2014		494	ZAR	5,410	19	0
FBF	04/2014	BRL	986		$418	0	(17)
	04/2014	CLP	511,748		928	8	(14)
	04/2014		$436	BRL	986	0	(1)
	04/2014		1,107	CAD	1,234	9	0
	04/2014		68	CHF	60	0	0
	05/2014	CHF	60		$68	0	0
	05/2014		$415	BRL	986	16	0
GLM	04/2014	SGD	528		$417	0	(3)
	04/2014		$945	CLP	509,223	0	(16)
JPM	04/2014	BRL	986		$418	0	(17)
	04/2014	CNY	3,815		625	9	0
	04/2014	IDR	739,359		61	0	(4)
	04/2014	RUB	19,994		594	27	0
	04/2014		$421	BRL	986	14	0
	04/2014		1,018	INR	63,885	45	0
	04/2014		455	PLN	1,402	8	0
	04/2014		2,488	RUB	83,132	0	(128)
	04/2014		1,811	SEK	11,631	0	(14)
	04/2014		61	ZAR	676	3	0
	05/2014		415	BRL	986	16	0
MSC	04/2014	NZD	1,453		$1,251	0	(10)
	04/2014		$18	ZAR	196	1	0
	05/2014		1,248	NZD	1,453	10	0
RYL	04/2014	GBP	1,446		$2,383	0	(28)
	05/2014		$2,382	GBP	1,446	28	0
SCX	04/2014	MYR	2,728		$824	0	(12)
	06/2014		$22	IDR	255,897	1	0
	07/2014		820	MYR	2,728	13	0
UAG	04/2014	BRL	1,494		$650	1	(9)
	04/2014	INR	63,885		1,038	0	(25)
	04/2014		$617	BRL	1,494	41	0
	04/2014		607	CNY	3,713	0	(8)
	04/2014		80	IDR	978,709	7	0
	04/2014		1,208	NZD	1,453	53	0
	04/2014		410	SGD	521	5	0
	05/2014	IDR	739,358		$61	0	(5)
	05/2014		$207	BRL	494	9	0
	07/2014		1,019	INR	63,884	23	0

Total Forward Foreign Currency Contracts						$535	$(416)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$1,307	$0	$1,307
Mexico
Sovereign Issues	0	2,839	0	2,839
New Zealand
Sovereign Issues	0	602	0	602
United States
U.S. Treasury Obligations	0	1,730	0	1,730
Short-Term Instruments
Repurchase Agreements	0	267	0	267
Short-Term Notes	0	7,900	0	7,900
U.S. Treasury Bills	0	6,300	0	6,300
Total Investments	$0	$20,945	$0	$20,945

Financial Derivative Instruments - Assets
Over the counter	$0	$535	$0	$535

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(416)	$0	$(416)
Totals	$0	$21,064	$0	$21,064

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.6%
AUSTRALIA 7.2%
SOVEREIGN ISSUES 7.2%
Australia Government Bond
2.750% due 04/21/2024	AUD	3,450	$2,851
5.250% due 03/15/2019		4,500	4,516
5.500% due 04/21/2023		100	103
Australia Government CPI Linked Bond
2.500% due 09/20/2030		900	991
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		1,200	1,418

Total Australia (Cost $9,817)			9,879

BRAZIL 17.6%
SOVEREIGN ISSUES 17.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016	BRL	1,641	591
0.000% due 01/01/2017		12,759	4,067
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2020		232	243
6.000% due 08/15/2022		13,672	14,196
6.000% due 08/15/2030		455	454
6.000% due 05/15/2035		2,080	2,049
6.000% due 05/15/2045		1,220	1,178
6.000% due 08/15/2050		1,300	1,249

Total Brazil (Cost $27,532)			24,027

CANADA 1.0%
SOVEREIGN ISSUES 1.0%
Canada Government International Bond
1.500% due 12/01/2044 (a)	CAD	1,278	1,330

Total Canada (Cost $1,655)			1,330

CHILE 2.2%
SOVEREIGN ISSUES 2.2%
Bonos del Banco Central de Chile en UF Bond
3.000% due 02/01/2021	CLP	826,244	1,611
3.000% due 03/01/2022		708,209	1,388

Total Chile (Cost $3,318)			2,999

COLOMBIA 1.6%
SOVEREIGN ISSUES 1.6%
Colombian TES
3.500% due 03/10/2021 (a)	COP	2,098,556	1,048
4.250% due 05/17/2017 (a)		2,098,556	1,123

Total Colombia (Cost $2,206)			2,171

DENMARK 3.5%
SOVEREIGN ISSUES 3.5%
Denmark Government Bond
0.100% due 11/15/2023 (a)	DKK	25,821	4,726

Total Denmark (Cost $4,677)			4,726

FRANCE 3.4%
SOVEREIGN ISSUES 3.4%
France Government Bond
0.250% due 07/25/2024 (a)	EUR	100	136
1.000% due 11/25/2018		2,100	2,916

1.100% due 07/25/2022 (a)		966	1,433
1.850% due 07/25/2027 (a)		106	167

Total France (Cost $4,513)			4,652

GERMANY 9.8%
SOVEREIGN ISSUES 9.8%
Republic of Germany
0.100% due 04/15/2023 (a)	EUR	1,229	1,704
0.750% due 04/15/2018 (a)		3,679	5,347
1.500% due 04/15/2016 (a)		4,138	5,958
1.750% due 04/15/2020 (a)		228	354

Total Germany (Cost $12,918)			13,363

INDIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Export-Import Bank of India
2.383% due 03/30/2016		$1,300	1,306

Total India (Cost $1,309)			1,306

ISRAEL 0.9%
SOVEREIGN ISSUES 0.9%
Israel Government International Inflation Linked Bond
3.000% due 10/31/2019	ILS	3,310	1,215

Total Israel (Cost $1,065)			1,215

ITALY 9.0%
SOVEREIGN ISSUES 9.0%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	3,000	4,315
2.100% due 09/15/2021 (a)		5,465	7,794
2.550% due 10/22/2016 (a)		100	143

Total Italy (Cost $11,073)			12,252

MEXICO 5.0%
SOVEREIGN ISSUES 5.0%
Mexico Government International Bond
2.000% due 06/09/2022 (a)	MXN	23,667	1,753
4.000% due 11/15/2040 (a)		55,107	4,423
Mexico Government International Inflation Linked Bond
3.560% due 01/30/2020		9,200	702

Total Mexico (Cost $7,482)			6,878

NEW ZEALAND 2.1%
SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
5.500% due 04/15/2023	NZD	600	556
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,700	1,407
4.500% due 02/15/2016		700	951

Total New Zealand (Cost $2,900)			2,914

POLAND 1.3%
SOVEREIGN ISSUES 1.3%
Poland Government International Bond
2.750% due 08/25/2023 (a)	PLN	4,995	1,722

Total Poland (Cost $1,732)			1,722

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	300

Total Slovenia (Cost $269)			300

SOUTH AFRICA 4.6%
SOVEREIGN ISSUES 4.6%
South Africa Government International Bond
2.000% due 01/31/2025 (a)	ZAR	3,375	328
5.500% due 12/07/2023 (a)		11,700	1,478
7.250% due 01/15/2020		48,500	4,442

Total South Africa (Cost $7,491)			6,248

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Spain Government International Bond
3.800% due 04/30/2024	EUR	300	433

Total Spain (Cost $431)			433

SWEDEN 1.5%
SOVEREIGN ISSUES 1.5%
Sweden Government International CPI Linked Bond
0.250% due 06/01/2022	SEK	10,600	1,611
3.500% due 12/01/2028		1,500	385

Total Sweden (Cost $2,045)			1,996

UNITED KINGDOM 5.8%
CORPORATE BONDS & NOTES 1.6%
Network Rail Infrastructure Finance PLC
1.750% due 11/22/2027 (a)	GBP	1,108	2,245

SOVEREIGN ISSUES 4.2%
United Kingdom Gilt
0.125% due 03/22/2024 (a)		2,293	3,973
0.125% due 03/22/2044 (a)		521	906
0.250% due 03/22/2052 (a)		104	194
0.750% due 03/22/2034 (a)		109	209
1.125% due 11/22/2037 (a)		250	532

			5,814

Total United Kingdom (Cost $7,810)			8,059

UNITED STATES 28.4%
U. S. TREASURY OBLIGATIONS 28.4%
U. S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (c)		$1,488	1,529
0.125% due 04/15/2018 (c)		5,469	5,600
0.125% due 01/15/2022		1,808	1,773
0.125% due 01/15/2023		3,040	2,943
0.375% due 07/15/2023		503	497
0.625% due 07/15/2021		2,802	2,888
1.125% due 01/15/2021		1,283	1,363
1.250% due 07/15/2020		1,180	1,272
1.375% due 01/15/2020		1,298	1,404
1.375% due 02/15/2044		803	821
1.625% due 01/15/2015 (c)		1,966	2,018
1.750% due 01/15/2028		782	867
1.875% due 07/15/2019 (c)		6,682	7,445
2.000% due 07/15/2014 (c)		2,365	2,404
2.375% due 01/15/2025		1,737	2,048
2.375% due 01/15/2027		116	138
2.500% due 01/15/2029		2,506	3,045
U.S. Treasury Notes
0.250% due 08/31/2014		100	100
0.250% due 02/28/2015 (e)		600	601

Total United States (Cost $39,778)			38,756

SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS (b) 0.7%		965

SHORT-TERM NOTES 1.4%
Federal Home Loan Bank
0.085% due 07/30/2014	$200	200
0.097% due 09/19/2014	1,300	1,300
Freddie Mac
0.100% due 10/24/2014	400	400

		1,900

U.S. TREASURY BILLS 1.2%
0.107% due 02/05/2015	1,600	1,599

Total Short-Term Instruments (Cost $4,463)		4,464

Total Investments in Securities (Cost $154,484)		149,690

Total Investments 109.6% (Cost $154,484)		$149,690
Financial Derivative Instruments (d) (0.2%) (Cost or Premiums, net $0)		(336)
Other Assets and Liabilities, net (9.4%)		(12,800)

Net Assets 100.0%		$136,554

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.130%	03/31/2014	04/01/2014	$400	Fannie Mae 3.000% due 04/01/2043	$(416)	$400	$400
SSB	0.000%	03/31/2014	04/01/2014	565	Fannie Mae 2.260% due 10/17/2022	(581)	565	565

Total Repurchase Agreements						$(997)	$965	$965

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.110%	03/14/2014	04/15/2014	$(314)	$(314)
RDR	0.140%	03/20/2014	04/10/2014	(2,961)	(2,961)

Total Reverse Repurchase Agreements					$(3,275)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.100%	02/18/2014	04/11/2014	$(4,275)	$(4,280)
TDM	0.090%	02/26/2014	04/25/2014	(5,958)	(5,979)

Total Sale-Buyback Transactions					$(10,259)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2014 was $10,161 at a weighted average interest rate of 0.102%.
(3)	Payable for sale-buyback transactions includes $25 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $13,443 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	920		$1,263	$0	$(5)
	04/2014		$1,074	PLN	3,298	15	0
BPS	05/2014	DKK	9,450		$1,720	0	(24)
	05/2014	MXN	19,199		1,441	0	(25)
	05/2014		$1,319	MXN	17,677	31	0
BRC	04/2014	BRL	3,200		$1,317	0	(93)
	04/2014	EUR	41	PLN	173	0	0
	04/2014		2,063		$2,862	21	0
	04/2014		$1,414	BRL	3,200	0	(4)
	04/2014		1,440	PLN	4,451	30	0
	04/2014	ZAR	18,969		$1,778	0	(21)
	05/2014	SEK	2,634		406	0	(1)
	05/2014		$228	COP	467,823	9	0
	05/2014		1,941	MXN	25,806	29	0
	05/2014		1,387	TRY	3,152	67	0
	06/2014	GBP	1,765		$2,934	0	(7)
CBK	04/2014	AUD	4,051		3,644	0	(112)
	04/2014	BRL	2,627		1,088	0	(70)
	04/2014		$1,161	BRL	2,627	0	(3)
	04/2014	ZAR	28,190		$2,605	0	(67)
	05/2014	SEK	3,510		543	1	0
	05/2014		$10,950	JPY	1,116,600	0	(129)
	06/2014	ILS	16,676		$4,776	0	(3)
	06/2014		$2,838	CAD	3,151	6	0
DUB	04/2014	CLP	10,173		$19	0	0
	04/2014		$148	ZAR	1,620	6	0
	06/2014		2,825	GBP	1,688	0	(12)
FBF	04/2014	BRL	6,419		$2,837	8	0
	04/2014		$2,720	BRL	6,419	109	0
	05/2014	BRL	6,419		$2,699	0	(106)
	05/2014		$352	SEK	2,269	0	(2)
GLM	04/2014	CLP	834,599		$1,548	26	0
	04/2014	EUR	83	PLN	349	1	0
	04/2014		448		$622	5	0
	04/2014		$1,190	CLP	664,678	22	0
	04/2014		629	ZAR	6,972	32	0
	05/2014	TRY	10,441		$4,582	0	(235)
	06/2014	CLP	664,678		1,180	0	(22)
	06/2014	GBP	971		1,627	9	0
	06/2014		$381	ILS	1,321	0	(3)
HUS	04/2014	AUD	3,105		$2,806	0	(73)
	05/2014		$231	MXN	3,056	2	0
	05/2014		9,089	TRY	20,882	546	0
JPM	04/2014	BRL	3,211		$1,332	0	(83)
	04/2014	EUR	78	PLN	328	1	0
	04/2014		$6,601	AUD	7,156	36	0
	04/2014		1,391	BRL	3,211	26	(2)
	05/2014	AUD	7,156		$6,587	0	(36)
	05/2014	BRL	1,506		633	0	(25)
	06/2014		$5,313	ILS	18,569	9	0
MSC	04/2014	BRL	1,125		$497	1	0
	04/2014	TRY	937		432	0	(4)
	04/2014		$477	BRL	1,125	18	0
	04/2014		426	TRY	937	10	0
	05/2014	TRY	937		$422	0	(9)
	05/2014		$289	MXN	3,829	3	0
RBC	04/2014	CLP	76,959		$145	5	0
	04/2014	KRW	406,374		383	1	0
	04/2014		$461	CLP	257,054	8	0
	04/2014		1,305	KRW	1,397,002	8	0
	04/2014		2,940	NZD	3,416	24	0
	05/2014	NZD	3,416		$2,933	0	(23)
RYL	04/2014		3,416		2,841	0	(124)
	04/2014		$4,727	EUR	3,431	0	0
	05/2014	DKK	15,287		$2,795	0	(26)
	05/2014	EUR	3,431		4,727	0	0
UAG	04/2014	BRL	3,211		1,318	0	(97)
	04/2014	KRW	5,552,902		5,137	0	(81)
	04/2014		$1,354	BRL	3,211	61	0
	04/2014		4,307	KRW	4,562,274	0	(20)
	05/2014	BRL	3,197		$1,338	0	(59)
	07/2014		$5,113	KRW	5,552,902	84	0

Total Forward Foreign Currency Contracts						$1,270	$(1,606)

(e)	Securities with an aggregate market value of $260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$9,879	$0	$9,879
Brazil
Sovereign Issues	0	24,027	0	24,027
Canada
Sovereign Issues	0	1,330	0	1,330
Chile
Sovereign Issues	0	2,999	0	2,999
Colombia
Sovereign Issues	0	2,171	0	2,171
Denmark
Sovereign Issues	0	4,726	0	4,726
France
Sovereign Issues	0	4,652	0	4,652
Germany
Sovereign Issues	0	13,363	0	13,363
India
Corporate Bonds & Notes	0	1,306	0	1,306
Israel
Sovereign Issues	0	1,215	0	1,215
Italy
Sovereign Issues	0	12,252	0	12,252
Mexico
Sovereign Issues	0	6,878	0	6,878
New Zealand
Sovereign Issues	0	2,914	0	2,914
Poland
Sovereign Issues	0	1,722	0	1,722
Slovenia
Sovereign Issues	0	300	0	300
South Africa
Sovereign Issues	0	6,248	0	6,248
Spain
Sovereign Issues	0	433	0	433
Sweden
Sovereign Issues	0	1,996	0	1,996
United Kingdom
Corporate Bonds & Notes	0	2,245	0	2,245
Sovereign Issues	0	5,814	0	5,814
United States
U.S. Treasury Obligations	0	38,756	0	38,756
Short-Term Instruments
Repurchase Agreements	0	965	0	965
Short-Term Notes	0	1,900	0	1,900
U.S. Treasury Bills	0	1,599	0	1,599
Total Investments	$0	$149,690	$0	$149,690

Financial Derivative Instruments - Assets
Over the counter	$0	$1,270	$0	$1,270

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,606)	$0	$(1,606)

Totals	$0	$149,354	$0	$149,354

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
MUNICIPAL BONDS & NOTES 83.8%
ALABAMA 0.9%
University of Alabama Revenue Bonds, Series 2012
5.000% due 07/01/2025	$1,610	$1,859

ARIZONA 1.5%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	442
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	835
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,615

		2,892

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	363

CALIFORNIA 13.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	1,000	1,006
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,106
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	579
5.000% due 05/01/2019	1,040	1,225
California State General Obligation Bonds, (FGIC Insured), Series 2004
5.250% due 07/01/2014	750	759
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	591
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	580
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	591
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,536
Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	250
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.070% due 10/01/2041	900	900
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	278
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,699
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	2,000	2,315
Metropolitan Water District of Southern California Revenue Notes, Series 2012
5.000% due 07/01/2022	510	616
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	988
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	550
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	469
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,127
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	770
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,128
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2021	370	444
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,211
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	708
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	655
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,157

University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	575

		25,813

COLORADO 0.1%
Denver, Colorado Airport System City & County Revenue Bonds, (FGIC Insured), Series 2006
4.000% due 11/15/2016	265	287

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,132

FLORIDA 5.7%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,144
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	818
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,145
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	267
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	547
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,148
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,688
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,450
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,075
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	265
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	284
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,541

		11,372

GEORGIA 0.8%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	566
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	286
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	385
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	289

		1,526

ILLINOIS 3.0%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	207
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,112
5.500% due 01/01/2018	1,000	1,139
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,156
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	398
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	541
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	820
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	577

		5,950

INDIANA 3.2%
Indiana Finance Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 12/01/2017	300	333
Indiana Finance Authority Revenue Notes, Series 2008
5.000% due 11/01/2014	2,000	2,056
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	540
5.000% due 02/01/2018	500	574
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,188
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2016	300	324

Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	728
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	533

		6,276

IOWA 0.3%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	547

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	569

KENTUCKY 1.0%
Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	957
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,099

		2,056

MARYLAND 0.0%
Baltimore, Maryland Revenue Bonds, Series 2011
5.000% due 07/01/2021	60	71

MASSACHUSETTS 4.3%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	576
Massachusetts Bay Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2018	1,280	1,487
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	915
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	515
5.000% due 10/01/2016	600	646
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2022	1,175	1,404
Massachusetts State College Building Authority Revenue Bonds, (GTD Insured), Series 2012
5.000% due 05/01/2026	2,000	2,302
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	597

		8,442

MICHIGAN 1.6%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,141
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,031

		3,172

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,111

MISSOURI 1.8%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,548
Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	880	937
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,128

		3,613

NEW HAMPSHIRE 0.8%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,249
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2009
5.000% due 07/01/2016	250	273

		1,522

NEW JERSEY 4.0%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,068
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,104

New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,293
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,137
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,316

		7,918

NEW MEXICO 0.3%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	567

NEW YORK 14.4%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,171
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	581
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,630
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,112
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,011
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 07/01/2016	370	391
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,711
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,236
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	465
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,262
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	906
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,706
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,311
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	574
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	542
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,173
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,303
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,380
5.000% due 11/15/2028	825	939

		28,404

NORTH CAROLINA 2.9%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	345
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,857
5.000% due 10/01/2027	1,100	1,212
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,755
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	395
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	259

		5,823

OHIO 6.2%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	550
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	911
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,145
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	712
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,583
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,183
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	312

Ohio State Turnpike Commission Revenue Bonds, (FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,094
5.500% due 02/15/2017	225	254
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,128
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,439

		12,311

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	556

PENNSYLVANIA 3.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	573
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	561
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	987
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,892
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	272
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	564

		5,849

SOUTH CAROLINA 0.1%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	259

TENNESSEE 1.0%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	969
5.250% due 09/01/2026	1,000	1,117

		2,086

TEXAS 9.4%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
4.000% due 02/15/2023	1,225	1,347
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,182
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,500	1,771
La Joya Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2027	1,000	1,149
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,151
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	1,000	1,000
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2024	1,165	1,351
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,134
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,755
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	3,000	3,184
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,840	2,024
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	858
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	600

		18,506

WASHINGTON 1.8%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,196
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,315

		3,511

WISCONSIN 0.6%
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,203

Total Municipal Bonds & Notes (Cost $162,506)		165,566

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Notes
0.125% due 07/31/2014	3,700	3,701
0.250% due 05/31/2014	9,100	9,103
0.250% due 06/30/2014	4,300	4,302
0.250% due 08/31/2014	200	200
0.625% due 07/15/2014	1,000	1,002

Total U.S. Treasury Obligations (Cost $18,304)		18,308

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (b) 0.3%		591

U.S. TREASURY BILLS 5.8%
0.067% due 04/17/2014 - 08/21/2014 (a)	11,500	11,499

Total Short-Term Instruments (Cost $12,089)		12,090

Total Investments in Securities (Cost $192,899)		195,964

Total Investments 99.2% (Cost $192,899)		$195,964
Other Assets and Liabilities, net 0.8%		1,597

Net Assets 100.0%		$197,561

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$591	Fannie Mae 2.260% due 10/17/2022	$(604)	$591	$591

Total Repurchase Agreements						$(604)	$591	$591

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,859	$0	$1,859
Arizona	0	2,892	0	2,892
Arkansas	0	363	0	363
California	0	25,813	0	25,813
Colorado	0	287	0	287
District of Columbia	0	1,132	0	1,132
Florida	0	11,372	0	11,372
Georgia	0	1,526	0	1,526
Illinois	0	5,950	0	5,950
Indiana	0	6,276	0	6,276
Iowa	0	547	0	547
Kansas	0	569	0	569
Kentucky	0	2,056	0	2,056
Maryland	0	71	0	71
Massachusetts	0	8,442	0	8,442
Michigan	0	3,172	0	3,172
Minnesota	0	1,111	0	1,111
Missouri	0	3,613	0	3,613
New Hampshire	0	1,522	0	1,522
New Jersey	0	7,918	0	7,918
New Mexico	0	567	0	567
New York	0	28,404	0	28,404
North Carolina	0	5,823	0	5,823
Ohio	0	12,311	0	12,311
Oregon	0	556	0	556
Pennsylvania	0	5,849	0	5,849
South Carolina	0	259	0	259
Tennessee	0	2,086	0	2,086
Texas	0	18,506	0	18,506
Washington	0	3,511	0	3,511
Wisconsin	0	1,203	0	1,203
U.S. Treasury Obligations	0	18,308	0	18,308
Short-Term Instruments
Repurchase Agreements	0	591	0	591
U.S. Treasury Bills	0	11,499	0	11,499

Total Investments	$0	$195,964	$0	$195,964

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.6%
CORPORATE BONDS & NOTES 69.6%
BANKING & FINANCE 40.3%
Ally Financial, Inc.
6.750% due 12/01/2014	$200	$207
Banco Bradesco S.A.
4.500% due 01/12/2017	200	211
Banco Santander Chile
3.750% due 09/22/2015	200	207
Bank Nederlandse Gemeenten
0.875% due 02/21/2017	800	796
Bank of America Corp.
6.500% due 08/01/2016	300	336
Bank of America N.A.
0.513% due 06/15/2016	250	248
Banque PSA Finance S.A.
2.143% due 04/04/2014	100	100
CIT Group, Inc.
4.750% due 02/15/2015	200	206
DBS Bank Ltd.
5.000% due 11/15/2019	200	204
Denali Borrower LLC
5.625% due 10/15/2020	250	255
Eksportfinans ASA
3.000% due 11/17/2014	100	101
Export-Import Bank of Korea
1.250% due 11/20/2015	250	252
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	200	199
General Electric Capital Corp.
5.000% due 01/08/2016	100	108
General Motors Financial Co., Inc.
2.750% due 05/15/2016	125	127
HSBC Finance Corp.
5.000% due 06/30/2015	500	525
Hypothekenbank Frankfurt International S.A.
5.125% due 01/21/2016	150	158
Industrial Bank of Korea
2.375% due 07/17/2017	200	205
International Lease Finance Corp.
5.750% due 05/15/2016	200	216
Jackson National Life Global Funding
1.250% due 02/21/2017	200	198
John Deere Capital Corp.
1.400% due 03/15/2017	200	201
JPMorgan Chase & Co.
3.450% due 03/01/2016	300	314
Kookmin Bank
1.114% due 01/27/2017	200	201
Korea Development Bank
3.875% due 05/04/2017	200	214
Korea Exchange Bank
1.750% due 09/27/2015	300	303
Macquarie Group Ltd.
3.000% due 12/03/2018	250	253
Morgan Stanley
5.450% due 01/09/2017	300	332
Northern Rock Asset Management PLC
5.625% due 06/22/2017	200	225
RCI Banque S.A.
4.600% due 04/12/2016	200	212
Regions Financial Corp.
5.750% due 06/15/2015	200	211
Royal Bank of Scotland PLC
5.000% due 05/17/2015	180	186
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	200	207
Shinhan Bank
4.375% due 07/27/2017	200	217
SLM Corp.
6.250% due 01/25/2016	100	108
Sumitomo Mitsui Banking Corp.
0.670% due 01/10/2017	200	201
U.S. Bank N.A.
3.778% due 04/29/2020	250	257

Vesey Street Investment Trust
4.404% due 09/01/2016	300	322
Wells Fargo & Co.
0.767% due 07/20/2016	300	301
Woori Bank Co. Ltd.
4.750% due 01/20/2016	200	213

		9,337

INDUSTRIALS 21.3%
America Movil S.A.B. de C.V.
1.234% due 09/12/2016	250	253
American Airlines, Inc.
7.500% due 03/15/2016 ^	100	104
Amgen, Inc.
2.125% due 05/15/2017	200	204
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	100	100
Cisco Systems, Inc.
0.733% due 03/01/2019	100	101
Daimler Finance North America LLC
2.400% due 04/10/2017	200	206
DCP Midstream Operating LP
2.700% due 04/01/2019	200	200
Devon Energy Corp.
2.400% due 07/15/2016	100	103
DISH DBS Corp.
7.125% due 02/01/2016	200	219
HCA, Inc.
8.500% due 04/15/2019	200	209
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	200	211
Hyundai Capital America
1.450% due 02/06/2017	200	199
Kansas City Southern de Mexico S.A. de C.V.
0.935% due 10/28/2016	100	101
KazMunayGas National Co. JSC
11.750% due 01/23/2015	200	215
Korea National Oil Corp.
4.000% due 10/27/2016	200	213
Life Technologies Corp.
3.500% due 01/15/2016	100	104
Pemex Project Funding Master Trust
5.750% due 03/01/2018	200	223
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	100	103
Philip Morris International, Inc.
1.625% due 03/20/2017	200	202
Plains Exploration & Production Co.
6.125% due 06/15/2019	200	222
SABIC Capital BV
3.000% due 11/02/2015	200	206
SABMiller Holdings, Inc.
1.850% due 01/15/2015	200	202
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	200	206
SK Telecom Co. Ltd.
2.125% due 05/01/2018	200	199
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015	100	103
Transocean, Inc.
4.950% due 11/15/2015	100	106
United Airlines, Inc.
6.750% due 09/15/2015	200	204
Wynn Macau Ltd.
5.250% due 10/15/2021	200	204

		4,922

UTILITIES 8.0%
BG Energy Capital PLC
2.875% due 10/15/2016	200	208
British Telecommunications PLC
1.250% due 02/14/2017	200	200
Korea Gas Corp.
2.250% due 07/25/2017	200	203
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	200	208
Orange S.A.
2.750% due 02/06/2019	100	102
Petrobras Global Finance BV
2.593% due 03/17/2017	200	201
Sprint Communications, Inc.
6.000% due 12/01/2016	200	220
Telecom Italia Capital S.A.
4.950% due 09/30/2014	100	102
5.250% due 10/01/2015	100	105

Trans-Allegheny Interstate Line Co.
4.000% due 01/15/2015		100	103
Verizon Communications, Inc.
2.500% due 09/15/2016		200	207

			1,859

Total Corporate Bonds & Notes (Cost $16,098)			16,118

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Notes
0.376% due 03/31/2016		1,100	1,099

Total U.S. Treasury Obligations (Cost $1,099)			1,099

MORTGAGE-BACKED SECURITIES 6.3%
Countrywide Alternative Loan Trust
0.604% due 08/25/2033		112	112
Credit Suisse Mortgage Capital Certificates
2.659% due 09/27/2036		89	90
GS Mortgage Securities Trust
4.761% due 07/10/2039		199	205
Jefferies Resecuritization Trust
5.151% due 07/26/2037		32	32
JPMorgan Chase Commercial Mortgage Securities Trust
4.878% due 01/15/2042		100	102
4.899% due 01/12/2037		100	102
5.814% due 06/12/2043		260	281
Selkirk Ltd.
1.183% due 02/20/2041		261	259
WaMu Mortgage Pass-Through Certificates
0.588% due 06/25/2044		288	270

Total Mortgage-Backed Securities (Cost $1,454)			1,453

ASSET-BACKED SECURITIES 5.8%
Alba SPV SRL
1.800% due 04/20/2040	EUR	145	201
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.414% due 10/25/2035		$170	170
COA Summit CLO Ltd.
1.586% due 04/20/2023		300	299
Duchess CLO BV
0.508% due 02/28/2023	EUR	197	265
Halcyon Structured Asset Management Long/Short Ltd.
0.461% due 08/07/2021		$178	176
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.654% due 03/25/2035		239	237

Total Asset-Backed Securities (Cost $1,340)			1,348

SOVEREIGN ISSUES 10.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		200	204
Japan Bank for International Cooperation
2.500% due 01/21/2016		1,400	1,446
Qatar Government International Bond
3.125% due 01/20/2017		500	529
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	141

Total Sovereign Issues (Cost $2,320)			2,320

SHORT-TERM INSTRUMENTS 8.2%
CERTIFICATES OF DEPOSIT 2.2%
Credit Suisse
0.610% due 01/28/2016		$300	300
Intesa Sanpaolo SpA
1.650% due 04/07/2015		200	200

			500

COMMERCIAL PAPER 2.2%
Entergy Corp.
0.940% due 05/29/2014		250	250

Noble Corp.
0.650% due 05/02/2014		250	250

			500

REPURCHASE AGREEMENTS (a) 1.2%			274

MEXICO TREASURY BILLS 2.6%
3.376% due 07/10/2014	MXN	7,900	599

Total Short-Term Instruments (Cost $1,869)			1,873

Total Investments in Securities (Cost $24,180)			24,211

Total Investments 104.6% (Cost $24,180)			$24,211
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)			4
Other Assets and Liabilities, net (4.6%)			(1,074)

Net Assets 100.0%			$23,141

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$274	Fannie Mae 2.260% due 10/17/2022	$(281)	$274	$274

Total Repurchase Agreements						$(281)	$274	$274

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.100%	03/31/2014	04/01/2014	$(1,294)	$(1,294)

Total Sale-Buyback Transactions					$(1,294)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $1,576 at a weighted average interest rate of (0.018%).

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	559		$767	$0	$(3)
BPS	05/2014	JPY	20,400		201	3	0
	05/2014		$139	MXN	1,869	3	0
	07/2014	MXN	7,900		$595	0	(5)
BRC	05/2014		3,672		280	0	0
	03/2015	EUR	100		138	0	(1)
CBK	05/2014	JPY	8,500		83	1	0
	05/2014		$139	MXN	1,853	3	0
FBF	05/2014	JPY	20,500		$201	3	0
RYL	04/2014		$770	EUR	559	0	0
	05/2014	EUR	559		$770	0	0

Total Forward Foreign Currency Contracts						$13	$(9)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,337	$0	$9,337
Industrials	0	4,922	0	4,922
Utilities	0	1,859	0	1,859
U.S. Treasury Obligations	0	1,099	0	1,099
Mortgage-Backed Securities	0	1,194	259	1,453
Asset-Backed Securities	0	1,348	0	1,348
Sovereign Issues	0	2,320	0	2,320
Short-Term Instruments
Certificates of Deposit	0	500	0	500
Commercial Paper	0	500	0	500
Repurchase Agreements	0	274	0	274
Mexico Treasury Bills	0	599	0	599
Total Investments	$0	$23,952	$259	$24,211

Financial Derivative Instruments - Assets
Over the counter	$0	$13	$0	$13

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(9)	$0	$(9)
Totals	$0	$23,956	$259	$24,215

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2014:

Category and Subcategory	Beginning Balance at 01/22/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2014 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$0	$294	$(35)	$0	$0	$0	$0	$0	$259	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$259	Benchmark Pricing	Base Price	99.09

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3%
MUNICIPAL BONDS & NOTES 93.4%
ARIZONA 3.5%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	$1,000	$1,072
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,641

		2,713

CALIFORNIA 4.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	1,000	1,006
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	253
California State General Obligation Bonds, (FGIC Insured), Series 2004
5.250% due 07/01/2014	550	557
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	275
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,010
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.890% due 11/01/2014	250	250

		3,351

CONNECTICUT 2.2%
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,699

FLORIDA 11.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	1,000	1,091
Florida Municipal Power Agency Revenue Notes, Series 2011
4.000% due 10/01/2015	1,775	1,869
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	735
Florida State General Obligation Notes, Series 2011
5.000% due 06/01/2016	500	549
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
0.810% due 10/01/2017	3,000	3,013
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	500	583
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2015	1,270	1,360

		9,200

GEORGIA 2.0%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	500	570
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,001

		1,571

ILLINOIS 1.6%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	518
Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	205
Illinois Unemployment Compensation Trust Fund Revenue Notes, Series 2012
5.000% due 06/15/2014	500	505

		1,228

INDIANA 1.3%
Indiana Finance Authority Revenue Notes, Series 2008
5.000% due 11/01/2014	1,000	1,028

LOUISIANA 0.6%
Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	503

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.420% due 02/01/2017	1,000	1,002

MICHIGAN 1.3%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,016

MINNESOTA 4.0%
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	860
Southern Minnesota Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2017	1,000	1,113
University of Minnesota Revenue Notes, Series 2011
5.000% due 12/01/2017	1,000	1,148

		3,121

NEBRASKA 2.0%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	1,330	1,546

NEVADA 4.1%
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	2,000	2,106
Nevada State Revenue Notes, Series 2013
5.000% due 12/01/2017	1,000	1,147

		3,253

NEW YORK 16.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	237
Metropolitan Transportation Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 11/15/2014	590	608
Metropolitan Transportation Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	605	659
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	525
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,148
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
0.070% due 11/01/2036	2,000	2,000
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,153
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	272
5.000% due 07/01/2018	1,000	1,139
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	351
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	493
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,515
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,156
Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	250
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2013
3.000% due 11/15/2015	1,460	1,525

		13,031

NORTH CAROLINA 3.3%
Durham, North Carolina Revenue Notes, Series 2010
4.000% due 10/01/2016	250	270
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2015	1,140	1,182
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,152

		2,604

OHIO 5.9%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,147
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	1,000	1,017
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	887
Ohio State University Revenue Notes, Series 2010
5.000% due 12/01/2016	500	558

Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,059

		4,668

OKLAHOMA 0.6%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	473

OREGON 1.7%
Portland, Oregon Sewer System Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 06/01/2015	245	259
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	1,000	1,066

		1,325

PENNSYLVANIA 4.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,532
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2005
0.080% due 02/15/2021	2,000	2,000

		3,532

SOUTH CAROLINA 0.3%
South Carolina State Public Service Authority Revenue Notes, Series 2010
5.000% due 01/01/2016	250	270

TENNESSEE 1.7%
Memphis, Tennessee Electric System Revenue Notes, Series 2010
5.000% due 12/01/2014	675	697
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2014	650	662

		1,359

TEXAS 9.9%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	542
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	285
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2017	1,000	1,138
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	528
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	578
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	553
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,788
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.740% due 05/01/2043	1,000	1,000
Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,047
University of North Texas Revenue Notes, Series 2010
5.000% due 04/15/2016	250	273

		7,732

UTAH 1.1%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2018	760	875

VIRGINIA 1.9%
Virginia College Building Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	175	199
Virginia Public School Authority Revenue Notes, Series 2011
5.000% due 08/01/2018	1,140	1,321

		1,520

WASHINGTON 4.4%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,060
King County, Washington General Obligation Notes, Series 2007
5.000% due 12/01/2015	250	269
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,070

Washington State General Obligation Notes, Series 2013
5.000% due 07/01/2017	910	1,033

		3,432

WISCONSIN 1.6%
Wisconsin Department of Transportation Revenue Notes, Series 2013
4.000% due 07/01/2018	750	838
Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	405

		1,243

Total Municipal Bonds & Notes (Cost $73,105)		73,295

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Notes
0.250% due 01/31/2015	1,500	1,502
0.250% due 02/28/2015	1,000	1,001

Total U.S. Treasury Obligations (Cost $2,502)		2,503

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (b) 0.7%		540

U.S. TREASURY BILLS 3.0%
0.076% due 08/21/2014 - 09/04/2014 (a)	2,400	2,399

Total Short-Term Instruments (Cost $2,939)		2,939

Total Investments in Securities (Cost $78,546)		78,737

Total Investments 100.3% (Cost $78,546)		$78,737
Other Assets and Liabilities, net (0.3%)		(255)

Net Assets 100.0%		$78,482

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$540	Fannie Mae 2.260% due 10/17/2022	$(552)	$540	$540

Total Repurchase Agreements						$(552)	$540	$540

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,713	$0	$2,713
California	0	3,351	0	3,351
Connecticut	0	1,699	0	1,699
Florida	0	9,200	0	9,200
Georgia	0	1,571	0	1,571
Illinois	0	1,228	0	1,228
Indiana	0	1,028	0	1,028
Louisiana	0	503	0	503
Massachusetts	0	1,002	0	1,002
Michigan	0	1,016	0	1,016
Minnesota	0	3,121	0	3,121
Nebraska	0	1,546	0	1,546
Nevada	0	3,253	0	3,253
New York	0	13,031	0	13,031
North Carolina	0	2,604	0	2,604
Ohio	0	4,668	0	4,668
Oklahoma	0	473	0	473
Oregon	0	1,325	0	1,325
Pennsylvania	0	3,532	0	3,532
South Carolina	0	270	0	270
Tennessee	0	1,359	0	1,359
Texas	0	7,732	0	7,732
Utah	0	875	0	875
Virginia	0	1,520	0	1,520
Washington	0	3,432	0	3,432
Wisconsin	0	1,243	0	1,243
U.S. Treasury Obligations	0	2,503	0	2,503
Short-Term Instruments
Repurchase Agreements	0	540	0	540
U.S. Treasury Bills	0	2,399	0	2,399

Total Investments	$0	$78,737	$0	$78,737

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Exchange-Traded Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.4%
BANK LOAN OBLIGATIONS 1.3%
Biomet, Inc.
3.654% - 3.733% due 07/25/2017		$4,925	$4,937
DaVita, Inc.
2.660% due 11/01/2017		8,531	8,556
H.J. Heinz Co.
3.500% due 06/05/2020		14,689	14,789
HCA, Inc.
2.984% due 05/01/2018		3,980	3,985
Hologic, Inc.
3.250% due 08/01/2019		2,291	2,285
MGM Resorts International
2.903% due 12/20/2017		9,875	9,895
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		1,109	1,120

Total Bank Loan Obligations (Cost $45,508)			45,567

CORPORATE BONDS & NOTES 37.3%
BANKING & FINANCE 30.3%
Allstate Life Global Funding Trusts CPI Linked Bond
2.253% due 11/25/2016		2,500	2,527
Ally Financial, Inc.
0.000% due 06/15/2015		12,450	12,092
2.436% due 12/01/2014		5,365	5,401
2.917% due 07/18/2016		2,600	2,659
3.500% due 07/18/2016		2,000	2,065
3.500% due 01/27/2019		10,000	10,012
3.635% due 06/20/2014		7,188	7,249
4.625% due 06/26/2015		8,300	8,615
5.500% due 02/15/2017		3,600	3,924
6.750% due 12/01/2014		10,811	11,230
8.300% due 02/12/2015		2,948	3,123
Bank of America Corp.
1.054% due 03/22/2016		10,000	10,074
2.000% due 01/11/2018		5,100	5,090
5.750% due 12/01/2017		10,000	11,333
6.000% due 09/01/2017		28,400	32,249
6.500% due 08/01/2016		23,300	26,114
Bankia S.A.
0.500% due 01/25/2016	EUR	500	677
4.375% due 02/14/2017		3,800	5,588
5.000% due 10/30/2014		1,100	1,551
Barclays Bank PLC
7.625% due 11/21/2022		$5,200	5,746
7.750% due 04/10/2023		1,200	1,326
14.000% due 06/15/2019 (e)	GBP	6,200	14,026
Belvoir Land LLC
5.300% due 12/15/2035		$1,912	1,933
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,000
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,179
Citigroup, Inc.
1.199% due 07/25/2016		10,000	10,132
Credit Suisse
6.500% due 08/08/2023		2,400	2,640
Dexia Credit Local S.A.
0.716% due 04/29/2014		2,000	2,001
0.925% due 04/01/2014	GBP	22,600	37,678
2.750% due 04/29/2014		$11,400	11,416
Eksportfinans ASA
0.890% due 06/16/2015	JPY	1,100,000	10,330
2.000% due 09/15/2015		$19,100	19,004
2.375% due 05/25/2016		16,665	16,540
3.000% due 11/17/2014		9,800	9,856
5.500% due 05/25/2016		24,871	26,301
5.500% due 06/26/2017		100	107
Ford Motor Credit Co. LLC
1.487% due 05/09/2016		4,700	4,781
2.375% due 01/16/2018		8,400	8,480
7.000% due 04/15/2015		4,000	4,256
8.000% due 06/01/2014		2,000	2,024
General Electric Capital Corp.
6.375% due 11/15/2067		46,100	50,883

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		11,000	12,589
Industrial Bank of Korea
1.375% due 10/05/2015		5,000	5,041
International Lease Finance Corp.
5.650% due 06/01/2014		500	504
6.500% due 09/01/2014		10,660	10,926
8.625% due 09/15/2015		8,500	9,392
JPMorgan Chase & Co.
6.300% due 04/23/2019		16,200	19,073
JPMorgan Chase Bank N.A.
0.997% due 05/31/2017	EUR	14,000	19,110
5.375% due 09/28/2016	GBP	5,350	9,670
KBC Bank NV
8.000% due 01/25/2023		$25,400	28,560
Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,204
LBG Capital PLC
15.000% due 12/21/2019	GBP	7,100	17,258
15.000% due 12/21/2019	EUR	1,800	3,792
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		$44,610	45,770
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		15,700	16,003
SLM Corp.
5.000% due 04/15/2015		4,300	4,472
5.050% due 11/14/2014		6,800	6,970
5.500% due 01/15/2019		1,900	2,017
6.250% due 01/25/2016		6,837	7,375
8.450% due 06/15/2018		3,750	4,425
8.780% due 09/15/2016	MXN	75,600	5,907
SLM Corp. CPI Linked Bond
3.052% due 04/01/2014		$2,287	2,287
3.122% due 04/01/2014		1,898	1,898
SLM Student Loan Trust
0.854% due 12/15/2033	EUR	63,550	82,812
1.071% due 03/15/2038	GBP	32,146	50,117
4.400% due 07/25/2039	EUR	18,500	23,550
5.150% due 12/15/2039	GBP	9,710	15,557
Springleaf Finance Corp.
6.900% due 12/15/2017		$1,400	1,544
Stone Street Trust
5.902% due 12/15/2015		5,670	6,103
Svensk Exportkredit AB
0.236% due 07/19/2015		200,000	200,014
Trafford Centre Finance Ltd.
0.720% due 07/28/2015	GBP	634	1,051
UBS AG
4.750% due 05/22/2023		$4,200	4,276
7.625% due 08/17/2022		2,700	3,172

			1,036,651

INDUSTRIALS 6.3%
Aetna, Inc.
6.500% due 09/15/2018		1,510	1,783
BAT International Finance PLC
9.500% due 11/15/2018		6,565	8,575
Boston Scientific Corp.
2.650% due 10/01/2018		7,832	7,902
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		16,000	18,034
DISH DBS Corp.
6.625% due 10/01/2014		10,566	10,857
7.125% due 02/01/2016		11,600	12,702
7.750% due 05/31/2015		6,000	6,443
Express Scripts Holding Co.
2.100% due 02/12/2015		5,000	5,065
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,481	31,159
HCA, Inc.
6.375% due 01/15/2015		350	364
7.190% due 11/15/2015		3,991	4,350
7.250% due 09/15/2020		7,800	8,453
7.875% due 02/15/2020		3,000	3,201
8.500% due 04/15/2019		500	524
Hospira, Inc.
6.050% due 03/30/2017		4,200	4,653
McKesson Corp.
1.400% due 03/15/2018		9,815	9,581
2.284% due 03/15/2019		40,600	40,325
MGM Resorts International
6.625% due 07/15/2015		5,067	5,396
Mondelez International, Inc.
0.775% due 02/01/2019		1,825	1,815
2.250% due 02/01/2019		16,200	16,075
6.125% due 02/01/2018		2,400	2,753

Southern Gas Networks PLC
0.810% due 10/21/2015	GBP	6,000	9,917
Williams Partners LP
3.800% due 02/15/2015		$5,000	5,136

			215,063

UTILITIES 0.7%
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,200	2,252
Verizon Communications, Inc.
1.763% due 09/15/2016		20,000	20,586

			22,838

Total Corporate Bonds & Notes (Cost $1,242,745)			1,274,552

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		24,730	25,040

FLORIDA 0.3%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043		7,520	7,554
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020		2,265	2,254

			9,808

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022		8,000	8,164

Total Municipal Bonds & Notes (Cost $42,973)			43,012

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
0.000% due 07/01/2031 - 02/25/2040 (b)		11,369	10,026
0.661% due 08/25/2022 (a)		20,742	851
1.000% due 01/25/2043		519	462
2.000% due 07/25/2042		787	654
2.310% due 08/01/2022		100	96
2.342% due 09/01/2034		76	81
2.500% due 03/25/2033 - 08/25/2042		1,850	1,469
2.650% due 03/01/2022		12,846	12,683
2.680% due 02/01/2022		14,974	14,751
2.690% due 04/01/2036		49	53
2.780% due 07/01/2022		4,443	4,422
2.800% due 06/01/2022		4,855	4,830
2.820% due 06/01/2022 - 07/01/2022		10,168	10,127
2.840% due 07/01/2022		11,969	11,814
2.850% due 06/01/2022		3,620	3,570
2.950% due 05/01/2022		3,549	3,594
3.000% due 12/01/2021 - 04/25/2043		4,081	4,155
3.300% due 10/01/2021		12,686	13,134
3.380% due 11/01/2021		6,597	6,851
3.500% due 05/25/2042 - 05/25/2043		2,038	2,037
4.000% due 01/01/2026 - 08/01/2042		29,370	29,870
4.330% due 04/01/2021		193	210
4.496% due 09/25/2040 (a)		16,300	2,548
4.500% due 01/01/2035 - 04/25/2042		11,368	11,995
5.000% due 01/25/2040 - 05/01/2044		10,316	11,241
5.500% due 08/01/2035 - 04/01/2044		12,155	13,412
5.680% due 06/25/2037		274	292
6.000% due 05/25/2031 - 10/01/2040		6,017	6,723
6.266% due 04/25/2040 (a)		456	59
6.500% due 08/25/2036		265	311
6.784% due 05/25/2042		527	476
7.046% due 05/25/2036 (a)		6,122	1,121
7.500% due 03/25/2034		466	562
20.559% due 01/25/2036		2,245	3,073
23.011% due 07/25/2023		37	62
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)		2,458	1,954
2.365% due 11/01/2023		2	2
2.480% due 07/01/2036		80	85
2.481% due 10/01/2036		13	14
2.550% due 12/01/2031		220	238
3.000% due 01/15/2043 - 02/15/2043		8	7
3.500% due 04/15/2041 - 04/15/2043		169	176
4.000% due 09/15/2039 - 06/15/2042		18,010	18,407
4.500% due 06/15/2027 - 08/15/2042		17,900	18,652

5.000% due 05/15/2033 - 05/15/2042		15,556	16,860
5.000% due 08/15/2039 (a)		1,194	161
5.250% due 03/15/2032 - 04/15/2033		290	310
5.500% due 08/15/2033 - 04/01/2038		12,946	14,340
6.000% due 10/15/2031 - 08/01/2037		3,975	4,507
6.790% due 06/15/2042		3,032	2,358
9.590% due 01/15/2041		8,613	8,715
18.863% due 10/15/2023		484	625
19.236% due 05/15/2033		226	314
Ginnie Mae
3.500% due 12/20/2040		82	78
4.000% due 02/20/2041 - 04/20/2042		6,213	6,283
4.500% due 02/20/2038 - 12/20/2040		3,955	4,026
4.750% due 01/20/2035		31	31
5.000% due 07/15/2033 - 04/20/2041		8,505	9,319
5.500% due 02/17/2033 - 07/20/2037		366	401
5.943% due 12/20/2035 (a)		6,000	1,449

Total U.S. Government Agencies (Cost $308,204)			296,927

U.S. TREASURY OBLIGATIONS 48.0%
U.S. Treasury Bonds
3.750% due 11/15/2043		100,000	101,641
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023		2,432	2,355
0.375% due 07/15/2023		50,252	49,735
2.000% due 01/15/2026		49,611	56,561
2.375% due 01/15/2025		264,893	312,263
U.S. Treasury Notes
0.625% due 12/15/2016 (g)		65,400	65,162
0.625% due 02/15/2017 (g)		33,100	32,894
0.625% due 05/31/2017 (g)(i)		418,463	413,723
0.750% due 01/15/2017 (g)		72,200	72,110
0.750% due 03/15/2017 (g)		31,000	30,890
0.750% due 06/30/2017		71,500	70,855
0.750% due 02/28/2018		85,800	83,859
0.750% due 03/31/2018 (i)		1,419	1,384
0.875% due 01/31/2017		5,500	5,508
0.875% due 02/28/2017		5,500	5,502
1.500% due 01/31/2019 (g)		335,500	332,683
1.500% due 02/28/2019 (g)		4,600	4,556

Total U.S. Treasury Obligations (Cost $1,682,009)			1,641,681

MORTGAGE-BACKED SECURITIES 12.6%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		396	410
Adjustable Rate Mortgage Trust
2.446% due 01/25/2035		536	537
2.669% due 07/25/2035		1,959	1,944
Aggregator of Loans Backed by Assets PLC
2.771% due 12/16/2042	GBP	8,751	14,900
American Home Mortgage Investment Trust
1.830% due 09/25/2045		$74	71
2.330% due 02/25/2045		1,520	1,534
ASG Resecuritization Trust
2.080% due 03/26/2037		88	88
Banc of America Alternative Loan Trust
5.500% due 12/25/2018		21	22
6.000% due 03/25/2034		39	41
Banc of America Funding Corp.
0.377% due 07/20/2036		43	40
0.407% due 05/20/2035		5,354	4,842
0.654% due 06/26/2035		823	782
2.623% due 05/25/2035		72	75
2.683% due 02/20/2036		401	402
2.823% due 12/20/2034		1,086	639
5.750% due 03/25/2036		2,690	2,664
5.750% due 07/20/2036		145	143
Banc of America Mortgage Trust
2.620% due 10/25/2034		1,677	1,690
2.682% due 02/25/2034		203	201
Banc of America Re-REMIC Trust
5.601% due 06/24/2050		5,931	6,467
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.891% due 07/10/2045		5,121	5,118
BCAP LLC Trust
2.523% due 11/26/2035		5,131	5,043
3.051% due 01/27/2037		6,506	6,583
4.000% due 04/26/2037		3,599	3,655
4.696% due 07/26/2037		1,296	1,151
Bear Stearns Adjustable Rate Mortgage Trust
2.030% due 11/25/2034		102	98
2.288% due 04/25/2034		14	14
2.380% due 02/25/2036		849	849
2.635% due 10/25/2034		310	287
2.659% due 01/25/2035		427	438
2.797% due 04/25/2034		138	134

Bear Stearns Alt-A Trust
0.694% due 08/25/2035		845	765
0.794% due 04/25/2034		94	94
2.417% due 06/25/2034		447	441
Bear Stearns Commercial Mortgage Securities Trust
4.868% due 09/11/2042		2,599	2,615
Bella Vista Mortgage Trust
0.755% due 01/22/2045		611	553
Chase Mortgage Finance Trust
2.667% due 02/25/2037		503	483
Citigroup Mortgage Loan Trust, Inc.
0.394% due 11/25/2036		2,700	2,396
2.200% due 09/25/2035		353	354
2.290% due 09/25/2035		225	224
2.540% due 05/25/2035		64	63
2.605% due 08/25/2035		1,531	1,504
2.674% due 03/25/2034		704	704
2.675% due 09/25/2034		199	203
Countrywide Alternative Loan Trust
1.609% due 01/25/2036		5,007	4,800
6.000% due 11/25/2034		133	138
Countrywide Home Loan Mortgage Pass-Through Trust
0.554% due 07/25/2018		358	351
0.554% due 08/25/2033		1,663	1,636
0.654% due 06/25/2018		1,579	1,563
0.694% due 02/25/2035		75	71
0.694% due 03/25/2035		405	387
2.686% due 12/25/2033		1,668	1,663
5.150% due 07/25/2033		170	175
Credit Suisse Commercial Mortgage Trust
5.448% due 01/15/2049		37	37
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 11/25/2031		61	54
2.256% due 06/25/2033		34	34
2.641% due 06/25/2034		289	285
2.779% due 11/25/2034		125	127
4.832% due 04/15/2037		2,000	2,061
5.500% due 12/25/2034		200	196
Credit Suisse Mortgage Capital Certificates
2.477% due 10/27/2036		80	78
2.697% due 04/26/2037		71	72
2.749% due 07/27/2036		152	153
4.384% due 07/27/2037		68	68
5.509% due 04/15/2047		200	214
6.000% due 05/27/2036		97	97
Deutsche Mortgage Securities, Inc.
5.229% due 06/26/2035		1,134	1,138
Epic Opera Arlington Ltd.
0.770% due 07/28/2016	GBP	3,660	6,088
First Horizon Alternative Mortgage Securities
2.197% due 09/25/2034		$317	310
2.207% due 06/25/2034		24	24
2.226% due 04/25/2035		2,297	2,284
First Horizon Mortgage Pass-Through Trust
2.625% due 12/25/2034		1,021	1,020
5.045% due 06/25/2035		560	543
GMAC Mortgage Corp. Loan Trust
3.128% due 08/19/2034		93	91
Granite Master Issuer PLC
0.297% due 12/20/2054		12	12
Great Hall Mortgages PLC
0.365% due 06/18/2039		5,934	5,638
0.433% due 03/18/2039	EUR	558	731
0.650% due 03/18/2039	GBP	6,639	10,515
0.660% due 06/18/2039		39,226	61,873
0.670% due 06/18/2038		8,693	13,749
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$5,000	5,039
5.381% due 03/10/2039		2,465	2,505
GS Mortgage Securities Trust
4.761% due 07/10/2039		10,784	11,108
GSMPS Mortgage Loan Trust
0.504% due 03/25/2035		2,681	2,364
GSR Mortgage Loan Trust
0.454% due 04/25/2032		276	236
0.484% due 12/25/2034		88	80
0.494% due 12/25/2034		153	147
0.594% due 05/25/2035		29	27
1.890% due 05/25/2034		155	143
2.451% due 06/25/2034		1,078	1,038
2.618% due 04/25/2035		41	41
2.651% due 09/25/2035		424	429
2.661% due 09/25/2034		934	880
2.744% due 05/25/2035		89	83

2.761% due 12/25/2034		1,169	1,054
2.800% due 01/25/2035		385	390
4.666% due 06/25/2034		16	16
HarborView Mortgage Loan Trust
2.414% due 06/19/2034		407	408
2.492% due 05/19/2033		165	167
2.746% due 01/19/2035		2,683	2,644
HomeBanc Mortgage Trust
0.484% due 10/25/2035		6,077	5,448
Homestar Mortgage Acceptance Corp.
0.794% due 03/25/2034		124	119
Impac CMB Trust
0.674% due 04/25/2035		371	337
0.794% due 10/25/2033		10	10
IndyMac Mortgage Loan Trust
0.464% due 10/25/2036		1,203	938
1.014% due 08/25/2034		106	93
2.401% due 08/25/2034		123	122
5.150% due 08/25/2036		553	545
JPMorgan Chase Commercial Mortgage Securities Trust
5.240% due 01/12/2043		266	270
5.800% due 06/15/2049		781	782
JPMorgan Mortgage Trust
2.338% due 12/25/2034		536	551
2.618% due 07/25/2035		802	808
2.629% due 06/25/2035		72	71
2.733% due 08/25/2034		660	661
2.755% due 07/25/2035		136	136
2.799% due 09/25/2035		403	402
5.500% due 04/25/2036		2,971	3,036
JPMorgan Resecuritization Trust
1.862% due 01/26/2037		69	69
2.722% due 08/27/2037		98	100
2.807% due 01/27/2047		65	66
5.021% due 11/26/2035		1,376	1,356
5.637% due 07/27/2037		93	93
6.000% due 02/27/2037		254	263
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		1,998	2,076
Leek Finance Ltd.
0.803% due 12/21/2037	GBP	1,572	2,713
Lehman XS Trust
0.424% due 12/25/2035		$3,689	3,505
1.134% due 11/25/2035		194	178
Mall Funding PLC
1.201% due 04/22/2017	GBP	1,930	3,213
MASTR Adjustable Rate Mortgages Trust
2.110% due 09/25/2033		$630	631
2.523% due 03/25/2035		7,386	7,404
5.032% due 11/25/2034		869	872
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.635% due 06/15/2030		157	155
Merrill Lynch Mortgage Investors Trust
0.364% due 02/25/2036		749	685
0.404% due 11/25/2035		383	362
0.614% due 04/25/2029		141	135
0.614% due 03/25/2030		113	111
0.654% due 05/25/2029		429	424
0.714% due 01/25/2030		341	328
1.154% due 10/25/2035		727	691
1.834% due 03/25/2033		130	128
1.992% due 05/25/2029		70	72
2.124% due 04/25/2029		641	635
2.125% due 04/25/2035		2,936	2,789
2.138% due 02/25/2036		1,293	1,258
5.343% due 05/25/2036		9,559	9,455
Morgan Stanley Capital Trust
5.439% due 02/12/2044		5,239	5,277
5.577% due 04/12/2049		9,865	10,084
5.610% due 04/15/2049		227	231
5.665% due 04/15/2049		27,433	30,152
5.852% due 12/12/2049		2	2
Morgan Stanley Dean Witter Capital, Inc. Trust
1.686% due 03/25/2033		724	696
Morgan Stanley Mortgage Loan Trust
0.424% due 09/25/2035		41	40
0.604% due 07/25/2034		225	219
5.494% due 01/25/2035		3,055	3,022
MortgageIT Trust
0.454% due 08/25/2035		412	389
RBSSP Resecuritization Trust
0.654% due 03/26/2036		424	413
Residential Accredit Loans, Inc. Trust
1.631% due 08/25/2035		3,298	2,922
2.295% due 04/25/2035		1,189	1,179
5.500% due 11/25/2034		7,310	7,435

Residential Asset Securitization Trust
0.704% due 08/25/2033		103	99
RMAC Securities PLC
0.671% due 06/12/2044	GBP	4,024	6,280
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$396	423
5.331% due 02/16/2044		386	417
5.336% due 05/16/2047		400	430
Sequoia Mortgage Trust
0.427% due 01/20/2035		92	85
0.457% due 12/20/2034		504	490
0.477% due 11/20/2034		115	109
0.585% due 02/20/2035		3,555	3,440
0.637% due 01/20/2035		5,107	4,923
0.699% due 11/20/2034		2,114	1,923
0.875% due 11/22/2024		12	12
0.935% due 02/20/2034		2,822	2,791
0.942% due 07/20/2034		2,841	2,778
0.985% due 08/20/2034		1,578	1,601
1.057% due 12/20/2032		2,689	2,669
2.635% due 04/20/2035		312	309
Structured Adjustable Rate Mortgage Loan Trust
0.554% due 06/25/2035		204	204
2.445% due 02/25/2034		54	55
2.451% due 07/25/2034		323	322
2.477% due 04/25/2034		286	285
2.490% due 11/25/2034		6,763	6,725
2.491% due 03/25/2035		3,208	3,163
2.502% due 03/25/2034		156	155
2.525% due 02/25/2035		1,991	1,900
Structured Asset Mortgage Investments Trust
0.406% due 07/19/2035		1,065	1,060
0.816% due 10/19/2034		1,300	1,247
0.856% due 02/19/2035		208	195
0.996% due 02/19/2033		878	843
2.281% due 12/19/2034		2,428	2,426
Structured Asset Securities Corp.
5.500% due 05/25/2035		2,971	3,071
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.227% due 01/25/2032		8	7
2.352% due 06/25/2033		54	54
2.365% due 01/25/2034		170	162
2.409% due 04/25/2033		48	48
2.807% due 11/25/2032		1,206	1,156
Thornburg Mortgage Securities Trust
0.694% due 03/25/2044		170	150
5.249% due 07/25/2036		471	479
5.314% due 10/25/2046		10,309	10,651
5.750% due 06/25/2047		6,325	6,343
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		2,423	2,402
0.330% due 06/15/2049		378	361
5.421% due 04/15/2047		2,668	2,667
5.719% due 06/15/2049		1,088	1,115
WaMu Mortgage Pass-Through Certificates
0.424% due 07/25/2045		88	82
0.444% due 12/25/2045		74	68
0.464% due 01/25/2045		73	71
0.474% due 01/25/2045		762	722
0.474% due 07/25/2045		104	99
0.484% due 01/25/2045		5,025	4,700
0.514% due 01/25/2045		704	643
0.578% due 10/25/2044		1,356	1,300
0.608% due 06/25/2044		264	245
1.135% due 02/25/2046		121	113
1.298% due 11/25/2041		699	687
1.531% due 04/25/2044		63	61
1.745% due 11/25/2041		1,709	1,655
2.034% due 02/27/2034		122	121
2.359% due 12/25/2035		252	250
2.404% due 01/25/2035		3,402	3,427
2.411% due 03/25/2035		319	320
2.433% due 10/25/2034		112	113
2.439% due 06/25/2034		234	239
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 09/25/2033		195	198
2.490% due 12/25/2033		32	32
2.491% due 01/25/2034		67	68
2.614% due 06/25/2035		535	544
2.615% due 01/25/2035		613	608
2.615% due 03/25/2035		1,009	1,036
2.615% due 06/25/2035		52	52
2.629% due 10/25/2035		484	489
5.568% due 04/25/2036		112	111
5.750% due 01/25/2036		411	434

Total Mortgage-Backed Securities (Cost $394,291)			429,006

ASSET-BACKED SECURITIES 7.6%
ACA CLO Ltd.
0.489% due 07/25/2018		4,984	4,971
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.204% due 10/25/2033		2,568	2,345
1.204% due 11/25/2034		9,704	9,171
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	274	373
Asset-Backed Securities Corp. Home Equity Loan Trust
0.429% due 09/25/2034		$15	15
0.784% due 09/25/2034		5,055	4,657
Avoca CLO PLC
0.606% due 02/18/2022	EUR	912	1,241
Bear Stearns Asset-Backed Securities Trust
0.604% due 12/25/2042		$54	52
0.624% due 11/25/2035		4,925	4,357
0.644% due 07/25/2035		5,635	5,599
0.654% due 01/25/2036		783	782
1.054% due 11/25/2039		53	52
1.954% due 03/25/2043		112	104
2.254% due 03/25/2035		5,000	4,637
Berica Asset-Backed Security SRL
0.613% due 12/30/2055	EUR	3,200	4,339
Chase Funding Trust
0.894% due 10/25/2032		$53	50
4.396% due 02/25/2030		4	4
Citibank Omni Master Trust
2.905% due 08/15/2018		450	454
Clavos Euro CDO Ltd.
0.880% due 04/18/2023	EUR	4,051	5,544
Countrywide Asset-Backed Certificates
0.334% due 09/25/2036		$2,228	2,163
0.504% due 05/25/2046		2,492	2,359
0.544% due 11/25/2034		37	36
0.754% due 08/25/2035		4,747	4,516
0.854% due 12/25/2033		74	68
1.004% due 04/25/2035		2,260	2,129
Credit Suisse First Boston Mortgage Securities Corp.
0.904% due 10/25/2032		48	41
EFS Volunteer LLC
1.036% due 07/26/2027		908	917
Ellington Loan Acquisition Trust
1.054% due 05/28/2037		11,766	11,517
Equity One Mortgage Pass-Through Trust
4.860% due 08/25/2033		181	180
First Franklin Mortgage Loan Asset-Backed Certificates
0.979% due 05/25/2034		6,848	6,295
First Franklin Mortgage Loan Trust
0.454% due 01/25/2036		5,000	4,717
0.514% due 10/25/2035		24,598	22,346
0.874% due 03/25/2035		750	724
GSAA Home Equity Trust
0.426% due 06/25/2035		172	162
Harbourmaster CLO BV
0.564% due 06/15/2020	EUR	149	204
Hyde Park CDO BV
0.624% due 06/14/2022		6,222	8,491
JPMorgan Mortgage Acquisition Trust
0.344% due 05/25/2035		$2,055	1,975
0.444% due 05/25/2035		3,397	2,957
Lehman XS Trust
0.434% due 08/25/2035		260	253
Long Beach Mortgage Loan Trust
1.054% due 06/25/2035		7,263	6,503
Magi Funding PLC
0.591% due 04/11/2021	EUR	100	136
MASTR Asset-Backed Securities Trust
0.784% due 03/25/2035		$3,183	3,069
Mid-State Trust
5.745% due 01/15/2040		650	699
5.787% due 10/15/2040		104	111
6.005% due 08/15/2037		58	61
6.340% due 10/15/2036		8,256	8,747
7.340% due 07/01/2035		23	25
Morgan Stanley ABS Capital, Inc. Trust
0.664% due 07/25/2035		7,400	6,707
1.009% due 03/25/2034		1,122	1,047
New Century Home Equity Loan Trust
0.644% due 07/25/2035		4,100	3,921
Nomura Home Equity Loan, Inc.
0.744% due 09/25/2035		7,752	6,186

North Carolina State Education Assistance Authority
0.689% due 10/26/2020		59	59
Option One Mortgage Loan Trust
0.994% due 02/25/2033		44	41
Option One Mortgage Loan Trust Asset-Backed Certificates
0.754% due 04/25/2033		69	63
Origen Manufactured Housing Contract Trust
6.480% due 01/15/2037		63	67
Park Place Securities, Inc.
0.574% due 05/25/2035		3,092	3,020
Residential Asset Mortgage Products Trust
0.314% due 12/25/2036		4,904	4,558
0.544% due 02/25/2036		3,786	3,339
0.594% due 09/25/2035		2,726	2,589
Residential Asset Securities Corp. Trust
0.574% due 10/25/2035		2,200	1,809
0.584% due 10/25/2035		2,000	1,853
0.934% due 11/25/2034		83	80
Securitized Asset-Backed Receivables LLC Trust
0.444% due 12/25/2035		7,789	6,673
SLM Student Loan Trust
0.400% due 01/25/2041	EUR	10,000	12,334
0.440% due 01/25/2040		16,800	20,047
0.480% due 01/25/2024		3,500	4,743
0.574% due 09/15/2021		293	404
0.854% due 12/15/2027		20,089	27,281
Soundview Home Loan Trust
0.949% due 04/25/2035		$2,562	2,406
Structured Asset Investment Loan Trust
0.644% due 08/25/2035		7,400	6,521
Structured Asset Securities Corp.
0.554% due 05/25/2034		37	37
Trimaran CLO Ltd.
0.488% due 11/01/2018		3,472	3,454
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,381	1,883

Total Asset-Backed Securities (Cost $235,979)			261,270

SOVEREIGN ISSUES 16.9%
Autonomous Community of Andalusia
5.200% due 07/15/2019		8,000	12,451
Autonomous Community of Catalonia
1.445% due 10/22/2014	JPY	500,000	4,754
1.500% due 09/16/2014		300,000	2,899
2.125% due 10/01/2014	CHF	1,700	1,929
2.750% due 03/24/2016		200	228
4.300% due 11/15/2016	EUR	900	1,318
4.750% due 06/04/2018		900	1,356
4.950% due 02/11/2020		25,020	37,434
Autonomous Community of Madrid
4.200% due 09/24/2014		5,750	8,062
Autonomous Community of Valencia
4.375% due 07/16/2015		600	858
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,200	1,225
Italy Buoni Poliennali Del Tesoro
2.500% due 05/01/2019	EUR	100,000	141,540
2.750% due 12/01/2015		50,000	71,244
3.500% due 12/01/2018		100,000	148,235
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		17,800	24,321
Italy Government International Bond Strips
0.000% due 03/27/2015		$6,625	6,574
0.000% due 09/27/2015		6,875	6,769
Mexico Government International Bond
3.500% due 12/14/2017 (d)	MXN	298,415	24,439
4.000% due 11/15/2040 (d)		33,443	2,684
5.000% due 06/16/2016 (d)		66,886	5,558
Province of Quebec
3.500% due 07/29/2020		$1,200	1,263
Spain Government International Bond
3.750% due 10/31/2015	EUR	50,000	72,206

Total Sovereign Issues (Cost $564,745)			577,347

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 04/30/2014 (e)		4,600	4,566

Total Preferred Securities (Cost $4,402)			4,566

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.3%
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		$10,000	9,935

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co. LLC
0.900% due 08/04/2014		4,600	4,592

REPURCHASE AGREEMENTS (f) 0.1%			1,843

SLOVENIA TREASURY BILLS 0.1%
0.529% due 10/16/2014	EUR	3,300	4,530

U.S. TREASURY BILLS 0.0%
0.101% due 04/17/2014 - 03/05/2015 (c)(i)		$590	590

Total Short-Term Instruments (Cost $21,374)			21,490

Total Investments in Securities (Cost $4,542,230)			4,595,418

Total Investments 134.4% (Cost $4,542,230)			$4,595,418
Financial Derivative Instruments (h) (0.1%) (Cost or Premiums, net $0)			(4,122)
Other Assets and Liabilities, net (34.3%)			(1,172,000)

Net Assets 100.0%			$3,419,296

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$1,843	Fannie Mae 2.260% due 10/17/2022	$(1,880)	$1,843	$1,843

Total Repurchase Agreements						$(1,880)	$1,843	$1,843

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	03/26/2014	04/02/2014	$(65,718)	$(65,718)
GRE	0.050%	03/24/2014	04/07/2014	(32,852)	(32,852)
	0.090%	03/28/2014	04/02/2014	(332,310)	(332,313)

Total Reverse Repurchase Agreements					$(430,883)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.040%	03/28/2014	04/03/2014	$(4,561)	$(4,561)
	0.100%	03/31/2014	04/01/2014	(30,855)	(30,855)
	0.100%	03/31/2014	04/07/2014	(1,091)	(1,092)
GSC	(0.150%)	03/31/2014	04/01/2014	(62,420)	(62,420)
	0.130%	03/21/2014	04/04/2014	(103,789)	(103,798)
UBS	0.100%	03/25/2014	04/01/2014	(254,332)	(254,337)

Total Sale-Buyback Transactions					$(457,063)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2014 was $425,995 at a weighted average interest rate of (0.021%).
(3)	Payable for sale-buyback transactions includes $5 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Bonds	3.750%	11/15/2043	$100,000	$(101,052)	$(102,490)

Total Short Sales				$(101,052)	$(102,490)

(4)	Market value includes $849 of interest payable for short sales.

(g)	Securities with an aggregate market value of $887,111 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	127,154		$174,519	$0	$(655)
	04/2014		$519,507	EUR	376,709	0	(534)
	05/2014	CHF	1,902		$2,110	0	(42)
	05/2014	EUR	409,328		564,278	542	(137)
	06/2014		4,700		6,278	0	(197)
BPS	05/2014	MXN	491,310		36,665	0	(846)
	05/2014		$1,511	JPY	153,500	0	(24)
BRC	04/2014	EUR	166,846		$227,197	0	(2,658)
CBK	05/2014	JPY	20,403,499		200,081	2,358	0
	05/2014	MXN	79,829		5,991	0	(104)
	05/2014		$10,478	MXN	139,135	145	0
DUB	04/2014		1,306	EUR	947	0	(1)
	05/2014		2,600	MXN	34,789	56	0
FBF	04/2014		4,345	EUR	3,124	0	(41)
GLM	06/2014	MXN	139,287		$10,442	0	(158)
HUS	04/2014	GBP	8,706		14,541	27	0
	04/2014		$52,796	EUR	38,323	56	(56)
	05/2014		100	MXN	1,338	2	0
JPM	04/2014	GBP	155,171		$259,313	620	0
	04/2014		$271,388	GBP	163,877	1,820	0
	05/2014	GBP	162,539		$269,105	0	(1,810)
	05/2014		$37,721	GBP	22,681	83	0
MSC	05/2014		12,263	MXN	162,531	147	0
RYL	04/2014		170,689	EUR	123,894	0	(6)
	05/2014	EUR	123,894		$170,681	9	0
SOG	05/2014		$3,800	MXN	50,863	83	0
UAG	04/2014	EUR	290,094		$396,847	0	(2,801)

Total Forward Foreign Currency Contracts						$5,948	$(10,070)

(i)	Securities with an aggregate market value of $5,368 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$45,567	$0	$45,567
Corporate Bonds & Notes
Banking & Finance	0	1,036,651	0	1,036,651
Industrials	0	183,904	31,159	215,063
Utilities	0	22,838	0	22,838
Municipal Bonds & Notes
California	0	25,040	0	25,040
Florida	0	9,808	0	9,808
South Dakota	0	8,164	0	8,164
U.S. Government Agencies	0	296,927	0	296,927
U.S. Treasury Obligations	0	1,641,681	0	1,641,681
Mortgage-Backed Securities	0	417,380	11,626	429,006
Asset-Backed Securities	0	261,270	0	261,270
Sovereign Issues	0	577,347	0	577,347
Preferred Securities
Banking & Finance	0	4,566	0	4,566
Short-Term Instruments
Certificates of Deposit	0	9,935	0	9,935
Commercial Paper	0	4,592	0	4,592
Repurchase Agreements	0	1,843	0	1,843
Slovenia Treasury Bills	0	4,530	0	4,530
U.S. Treasury Bills	0	590	0	590
Total Investments	$0	$4,552,633	$42,785	$4,595,418

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(102,490)	$0	$(102,490)

Financial Derivative Instruments - Assets
Over the counter	$0	$5,948	$0	$5,948

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(10,070)	$0	$(10,070)

Totals	$0	$4,446,021	$42,785	$4,488,806

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2014:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$27,208	$0	$(28,439)	$(7)	$940	$298	$0	$0	$0	$0
Industrials	49,455	0	(17,900)	11	(1,903)	1,496	0	0	31,159	(215)
Mortgage-Backed Securities	0	11,990	(367)	1	3	(1)	0	0	11,626	(1)

Totals	$76,663	$11,990	$(46,706)	$5	$(960)	$1,793	$0	$0	$42,785	$(216)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$31,159	Benchmark Pricing	Base Price	85.66
Mortgage-Backed Securities	11,626	Benchmark Pricing	Base Price	98.28 - 101.19

Total	$42,785

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Manager. The Board has delegated responsibility for applying the valuation methods to the investment manager (the “Manager”). The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.
(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$4,709,685	$88,965	$(19,565)	$69,400
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	121,950	118	(84)	34
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,302,408	3,985	(7,712)	(3,727)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	79,199	21	(11,449)	(11,428)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	83,590	411	(7,540)	(7,129)
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	13,179	23	(189)	(166)
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	77,044	6	(882)	(876)
PIMCO Australia Bond Index Exchange-Traded Fund	27,580	31	(2,156)	(2,125)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	51,836	46	(2,464)	(2,418)
PIMCO Build America Bond Exchange-Traded Fund	19,396	900	(193)	707
PIMCO Canada Bond Index Exchange-Traded Fund	18,422	0	(1,994)	(1,994)
PIMCO Diversified Income Exchange-Traded Fund	42,742	534	(137)	397
PIMCO Enhanced Short Maturity Exchange-Traded Fund	4,249,689	11,694	(4,656)	7,038
PIMCO Foreign Currency Strategy Exchange-Traded Fund	20,892	103	(50)	53
PIMCO Germany Bond Index Exchange-Traded Fund	2,952	193	0	193
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	154,499	2,761	(7,570)	(4,809)
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	192,899	4,629	(1,564)	3,065
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	198,478	5,396	(1,161)	4,235
PIMCO Low Duration Exchange-Traded Fund	24,180	55	(24)	31
PIMCO Short Term Municipal Bond Exchange-Traded Fund	78,546	315	(124)	191
PIMCO Total Return Exchange-Traded Fund	4,543,592	115,080	(63,254)	51,826

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

3. RELATED PARTY TRANSACTIONS

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended M, (amounts in thousands):

Investments in PIMCO Money Market Fund

Fund Name	Market Value 06/30/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$51,215	$244,167	$(217,803)	$0	$0	$77,579	$4
PIMCO Investment Grade Corporate Bond Index Fund	0	3,111	(2,293)	0	0	818	0
PIMCO Enhanced Short Maturity Strategy Exchange-Traded Fund	0	20,275	(20,275)	0	0	0	0

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	JSC	Joint Stock Company
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	May 27, 2014